As filed with the Securities and Exchange
Commission
                                              on June 26, 1997

                                                Registration Nos.
33-54748

811-7346

                                    SECURITIES AND EXCHANGE
COMMISSION
                                          Washington, D.C. 20549

                                                FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[ X ]

                                 Pre-Effective Amendment No.
[     ]

                                 Post-Effective Amendment No.  27
[ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[ X ]

                                           Amendment No.  29
[ X ]


                                     (Check appropriate box or
boxes)

                                          The Munder Funds, Inc.
                            (Exact Name of Registrant as Specified
in Charter)

                              480 Pierce Street, Birmingham,
Michigan 48009
                           (Address of Principal Executive
Offices) (Zip code)

                              Registrant's Telephone Number: (810)
647-9200

                                          Julie A. Tedesco, Esq.
                                 First Data Investor Services
Group, Inc.
                                      One Exchange Place, 8th
Floor
                                       Boston, Massachusetts 02109

                                                Copies to:

Lisa Anne Rosen, Esq.                                    Paul F.
Roye, Esq.
Munder Capital Management                                Dechert
Price & Rhoads
480 Pierce Street                                        1500 K
Street, NW
Birmingham, Michigan 48009
Washington, DC 20005

         [X] It is proposed that this filing will become effective
June 26, 1997
pursuant to paragraph (b) of Rule 485.

         The Registrant has elected to register an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment
Company Act of 1940. Registrant filed the notice required by Rule 24f-2 with respect to its fiscal year ended June 30, 1996 on August 29, 1996.

                                          THE MUNDER FUNDS, INC.

                                          CROSS-REFERENCE SHEET

                                         Pursuant to Rule 495(a)

                                       Prospectus to The Munder
Funds
                                       (Equity Funds Class A, B &
C Shares)

                                                  Part A
                                                 --------

                  Item
Heading
                  ------
----------

         1.       Cover Page
Cover Page

         2.       Synopsis
Prospectus Summary; Expense Table

         3.       Condensed Financial Information
Financial Highlights

         4.       General Description of Registrant
Cover Page; Prospectus Summary;

Investment Objective and

Policies; Portfolio

Instruments and Practices

and Associated Risk

Factors; Description of

Shares

         5.       Management of the Fund
Management; Investment Objective

and Policies; Dividends

and Distributions;

Performance

         6.       Capital Stock and Other Securities
Management; How to Purchase

Shares; How to Redeem

Shares; Dividends and

Distributions; Taxes;

Description of Shares

         7.       Purchase of Securities Being Offered
How to Purchase Shares;

Net Asset Value

         8.       Redemption or Repurchase
How to Redeem Shares

         9.       Pending Legal Proceedings
Not Applicable


                                          THE MUNDER FUNDS, INC.

                                          CROSS-REFERENCE SHEET

                                         Pursuant to Rule 495(a)

                                       Prospectus to The Munder
Funds
                                           (Class K Shares)

                                                  Part A
                                                 --------

                  Item
Heading
                  ------
----------

         1.       Cover Page
Cover Page

         2.       Synopsis
Expense Table

         3.       Condensed Financial Information
Financial Highlights

         4.       General Description of Registrant
Cover Page; Investment Objective

and Policies; Portfolio

Instruments and Practices

and Associated Risk

Factors; Description of

Shares

         5.       Management of the Fund
Management; Investment Objective

and Policies; Dividends

and Distributions;

Performance

         6.       Capital Stock and Other Securities
Management; Purchases and

Redemptions of Shares;

Dividends and

Distributions; Taxes;

Description of Shares

         7.       Purchase of Securities Being Offered
Purchases and Redemptions of Shares;

Net Asset Value

         8.       Redemption or Repurchase
Purchases and Redemptions of Shares

         9.       Pending Legal Proceedings
Not Applicable

                                          THE MUNDER FUNDS, INC.

                                          CROSS-REFERENCE SHEET

                                         Pursuant to Rule 495(a)

                                       Prospectus to The Munder
Funds
                                           (Class Y Shares)

                                                  Part A
                                                 --------

                  Item
Heading
                  ------
----------

         1.       Cover Page
Cover Page

         2.       Synopsis
Expense Table

         3.       Condensed Financial Information
Financial Highlights

         4.       General Description of Registrant
Cover Page; Investment Objective

and Policies; Portfolio

Instruments and Practices

and Associated Risk

Factors; Description of

Shares

         5.       Management of the Fund
Management; Investment Objective

and Policies; Dividends

and Distributions;

Performance

         6.       Capital Stock and Other Securities
Management; Purchases and

Redemptions of Shares;

Dividends and

Distributions; Taxes;

Description of Shares

         7.       Purchase of Securities Being Offered
Purchases and Redemptions
of
Shares; Net
Asset Value

         8.       Redemption or Repurchase
Purchases and Redemptions of Shares

         9.       Pending Legal Proceedings
Not Applicable



                                                  Part B
                                            ------------------


                  Item
Heading
                  ------
----------

         10.      Cover Page
Cover Page

         11.      Table of Contents
Table of Contents

         12.      General Information and History
See Prospectus -- "The

Fund" and "Management;"

General; Directors and

Officers

         13.      Investment Objectives and Policies
Fund Investments; Additional

Investment Limitations;

Portfolio Transactions

         14.      Management of the Fund
See Prospectus --"Management;"

Directors and Officers;

Miscellaneous

         15.      Control Persons and Principal
See Prospectus --
                  Holders of Securities
"Management;"

Miscellaneous

         16.      Investment Advisory and Other Services
Investment Advisory and Other

Service Arrangements; See

Prospectus -- "Management"

         17.      Brokerage Allocation and Other Practices
Portfolio Transactions

         18.      Capital Stock and Other Securities
See Prospectus --"Description of

Shares" and "Management;"

Additional Information

Concerning Shares

         19.      Purchase, Redemption and Pricing
Purchase and Redemption
                  of Securities Being Offered
Information; Net Asset

Value; Additional

Information Concerning

Shares

         20.      Tax Status
Taxes

         21.      Underwriters
Investment Advisory and

Other Service Agreements

         22.      Calculation of Performance Data
Performance Information

         23.      Financial Statements
Financial Statements


                                          THE MUNDER FUNDS, INC.

   The purpose of this filing is to comply with an undertaking pursuant to Item
32(d) of Form N-1A to file a post-effective amendment containing unaudited financial statements within four to six months from the effective date of the
Registration  Statement with respect to the Munder Micro-Cap
Equity Fund and the
Munder  Small-Cap  Value Fund. In reliance upon Section V of the
Generic Comment
Letter from the Staff of the Division of Investment Management, dated February
25, 1994, the measuring period for the four to six month period began with the
Micro-Cap Equity Fund and Small-Cap Value Fund's commencement of operations rather than the effective date of the Registration Statement. As of the date of this filing, the Equity Selection Fund had not commenced operations. The
Registrant intends to file a Post-Effective Amendment updating financials within
4-6 months upon commencement of operations. The Prospectuses dated October 28,
1996 and the  Statement of Additional  Information  also dated
October 28, 1996,
are incorporated into Part A and Part B, respectively, by reference to
Post-Effective Amendment No. 20 to the Registration Statement filed under
Paragraph (b) of Rule 485 under the Securities Act of 1933, as amended, on
October 28, 1996.

     The Prospectuses and Statements of Additional Information for the Munder
Short-Term Treasury Fund, NetNet Fund,  All-Season  Maintenance
Fund, All-Season
Development Fund,  All-Season  Accumulation  Fund and Munder
Financial  Services
Fund are not included in this filing.

                             THIS SUPPLEMENT SUPERCEDES ALL PRIOR
SUPPLEMENTS

                                             The Munder Funds
                                      Supplement Dated June 26,
1997
                                   to Prospectus dated October 28,
1996

                                       Class A, B and C Shares of:

     Munder  Accelerating  Growth Fund,  Munder  Balanced  Fund,
Munder  Equity
Selection  Fund,  Munder  Growth & Income Fund,  Munder  Index 500
Fund,  Munder
International  Equity Fund,  Munder Micro-Cap Equity Fund, Munder
Mid-Cap Growth
Fund,  Munder  Multi-Season  Growth Fund,  Munder Real Estate
Equity  Investment
Fund,  Munder Small-Cap Value Fund,  Munder Small Company Growth
Fund and Munder
Value Fund (the "Funds")

                                           FINANCIAL HIGHLIGHTS

         The following tables of "Financial Highlights" relating to Class A, B and C Shares of the Munder Micro-Cap Equity Fund and the Munder
Small-Cap Value
Fund (each a, "Fund") supplements information contained in the Prospectus dated
October 28, 1996 and is derived from each such Fund's unaudited Financial
Statements dated April 30, 1997.


Micro-Cap Equity Fund


Class A Shares          Class B Shares         Class C Shares

Period Ended            Period Ended           Period Ended

4/30/97(a,e)            4/30/97(a,e)           4/30/97(a,e)

(Unaudited)             (Unaudited)             (Unaudited)
Net asset value, beginning of period.................         $
10.00            $      11.00            $      10.13
                                                               ---
------------         ---------------         -----------
Income from investment operations:
Net investment loss..................................
(0.02)                  (0.02)                  (0.02)
Net realized and unrealized loss
     on investments..................................
(0.21)                  (1.22)                  (0.34)
                                                            ------
------------      ------------------      ---------------
Total from investment operations.....................
(0.23)                  (1.24)                  (0.36)
                                                            ------
------------      ------------------      ---------------
Less distributions:
Dividends from net investment income.................
---                     ---                     ---
                                                            ------
------------      ------------------      ------------
Total distributions..................................
---                     ---                     ---
                                                            ------
------------      ------------------      ------------
Net asset value, end of period.......................         $
9.77             $      9.76             $      9.77

===============         ===============         ==========
Total return (b).....................................
(2.30)%                 (11.27)%                (3.55)%

===============         ==============          =============

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).................
$77                  $129                        $9
Ratio of operating expenses to average net assets....
1.50% (c)               2.25% (c)               2.25% (c)
Ratio of net investment loss to
      average net assets.............................
(0.84)% (c)                     (1.59)% (c)             (1.59)%
(c)
Portfolio turnover rate..............................
59%                    59%                      59%
Ratio of operating expenses to average net
     assets without expenses reimbursed by
     investment advisor..............................
13.14% (c)              13.89% (c)              13.89% (c)
Average commission rate (d)..........................
$0.0562                $0.0562                 $0.0562

-------------------------------------
(a)    Munder Micro-Cap  Equity Fund Class A Shares,  Class B
Shares and Class C
       Shares commenced  operations on December 26, 1996,
February 24, 1997 and
       March 31, 1997, respectively.
(b) Total return represents aggregate total return for the period indicated
       and does not reflect any applicable sales charges.
(c)    Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents per share data for the period since the use of the undistributed method did not accord with results of operations.


                  .........
Small-Cap Value Fund

--------------------


Class A Shares         Class B Shares          Class C Shares

Period Ended           Period Ended            Period Ended

4/30/97(a)             4/30/97(a)              4/30/97(a)

(Unaudited)             (Unaudited)            (Unaudited)
Net asset value, beginning of period.................         $
10.22            $      10.76           $      10.22
                                                               ---
------------         ---------------        -----------
Income from investment operations:
Net investment income................................         0.00
(e)                0.00 (e)               0.00 (e)
Net realized and unrealized gain/(loss)
     on investments..................................         0.31
(0.24)                  0.30
                                                            ------
---               ---------              ------
Total from investment operations.....................         0.31
(0.24)                         0.30
                                                            ------
---               ---------              -------------
Less distributions:
Dividends from net investment income.................       ---
---                    ---
                                                            ------
---               ---------              ---
Total distributions..................................       ---
---                    ---
                                                            ------
---               ---------              ---
Net asset value, end of period.......................       $10.53
$10.52                 $10.52

========                ========               =====
Total return (b).....................................
3.03%                  (2.23)%                 2.94%

=========               =========              =======

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).................
$665                    $124                    $25
Ratio of operating expenses to average net assets....
1.25% (c)                2.00% (c)              2.00% (c)
Ratio of net investment income/(loss) to
      average net assets.............................
0.60% (c)              (0.15)% (c)            (0.15)% (c)
Portfolio turnover rate..............................
21%                      21%                    21%
Ratio of operating expenses to average net
     assets without expenses reimbursed by
     investment advisor..............................
2.35% (c)                3.10% (c)              3.10% (c)
Average commission rate (d)..........................
$0.0364                   $0.0364       $0.0364

-------------------------------------
(a)    Munder  Small-Cap  Value Fund Class A Shares,  Class B
Shares and Class C
       Shares  commenced  operations on January 10, 1997,
February 11, 1997 and
       January 13, 1997, respectively.
(b) Total return represents aggregate total return for the period indicated
       and does not reflect any applicable sales charges.
(c)    Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.
(e)    Amount represents less than $0.01 per share.

                                    MINIMUM INITIAL INVESTMENT
REDUCED

Effective as of May 16, 1997, the minimum initial investment for the Funds had been reduced to $500 for Class A, B and C Shares of each of the Funds.

                                   SALES CHARGE WAIVERS--CLASS A
SHARES
                              QUALIFIED EMPLOYER SPONSORED
RETIREMENT PLANS

The "How to Purchase Shares--Sales Charge Waivers--Class A Shares" section of the Prospectus is hereby deleted in its entirety and supplemented as follows and the first three paragraphs under "How to Purchase Shares-- Qualified Employer
Sponsored Retirement Plans" in the Prospectus are hereby deleted in their entirety and supplemented as follows:

Sales Charge Waivers--Class A Shares

     Upon  notice to the  Funds'  transfer  agent at the time of purchase,  the
initial  sales charge will be waived on sales of Class A Shares to the following
types of purchasers:  (1) individuals with an investment account or relationship
with Munder Capital  Management  (the  "Advisor");  (2) full-time employees and
retired  employees  of  the  Advisor,  employees  of the  Funds'
administrator,
distributor  and custodian,  and immediate  family members of such persons;  (3)
registered  broker-dealers  that have entered into selling
agreements  with the
Funds' distributor (the "Distributor"), for their own accounts or for retirement
plans for their  employees or sold to registered  representatives for full-time
employees (and their  families)  that certify to the  Distributor at the time of
purchase  that such  purchase  is for their own  account  (or for the benefit of
their families);  (4) certain qualified employee benefit plans as defined below;
(5)  financial   institutions,   financial  planner  or  employee
benefit  plan
consultants acting for the account of their clients; and (6) employer sponsored retirement plans which are administered by Universal
Pensions,  Inc.  ("UPI
Plans").

Qualified Employer Sponsored Retirement Plans

  Class A Shares (other than the Index 500 Fund)

Upon notice to the Funds' transfer agent at the time of purchase, the initial sales charge will be waived on purchases by employer sponsored retirement plans that are qualified under Section 401(a) of the Code including:
401(k) plans,
defined benefit pension plans, profit-sharing pension plans, money-purchase pension plans, and Section 457 deferred compensation plans and
Section 403(b)
plans (each, a "Qualified  Employee Benefit Plan") that (1) invest
$1,000,000 or
more in Class A Shares of  investment  portfolios  offered by The
Munder  Funds
Trust (the "Company")  (other than the Index 500 Fund),  The
Munder Funds,  Inc.
("Munder") or The Munder Framlington Funds Trust ("Munder Framlington") or (2) have at least 75 eligible plan participants. In addition, the contingent deferred sales charge ("CDSC") of 1% imposed on certain redemptions within one year of purchase will be waived for Qualified Employee Benefit Plan purchases that meet the above criteria. A 1% commission will be paid by the Distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for Qualified Employee Benefit Plan purchases that meet the above criteria. For purposes of the foregoing sales charge waiver,
Simplified  Employee  Pension Plans  ("SEPs"),  Individual
Retirement  Accounts
("IRAs") and UPI Plans are not  considered to be Qualified
Employee Benefit Plans.

Upon notice to the Funds' transfer agent at the time of purchase, the initial sales charge on Class A Shares will be waived on purchases by UPI Plans. In addition, the CDSC of 1% imposed on certain redemptions within one year of purchase will be waived for UPI Plans. A 1% commission will be paid by the
Distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for UPI Plan purchases.

  Class A Shares of the Index 500 Fund

The initial sales charge will be waived for all investments by Qualified
Employee Benefit Plans and UPI Plans in Class A Shares of the Index 500 Fund. In addition, the CDSC of up to .20% imposed on certain redemptions within one year of purchase will be waived for Qualified Employee Benefit
Plan and UPI Plan
purchases of Class A Shares of the Index 500 Fund. The Distributor will pay the following commissions to dealers and other entities (as permitted by applicable
Federal and state law) who initiate and are responsible for Qualified Employee
Benefit Plan and UPI Plan purchases of Class A Shares of the Index
500 Fund:

                                                 Discount to
Dealer or Entity
        Amount of Purchase                   as a Percentage of
Offering Price

Less than $500,000...........................               0.25%
$500,000 but less than $1,000,000............               0.20%
$1,000,000 but less than $3,000,000..........               0.15%
$3,000,000 or more...........................               0.10%

Sales charges will be waived for  individuals  who purchase  Class
A Shares with
the proceeds of  distributions  from  qualified  retirement  plans for which the
Advisor  serves as  investment  advisor.  Sales  charges also will be waived for
individuals  who  purchase  Class A Shares with the proceeds of redemptions  of
Class Y Shares of the Funds of the Company,  Munder or Munder
Framlington if the
proceeds   are   invested   within   60   days   of   redemption.
See   "Other
Information--Description of Shares."

     CHANGE IN PORTFOLIO MANAGER FOR THE MUNDER SMALL-CAP VALUE
FUND AND MUNDER
                                SMALL COMPANY GROWTH FUND

     Edward Eberle, Value Portfolio Manager of the Advisor, has been co-manager of the Value Fund since October, 1996. Mr. Eberle has been appointed co-manager of the Small-Cap Value Fund. Prior to being appointed co-manager, Mr. Eberle acted as the primary analyst for the Funds, assisting the manager with portfolio decisions. He is also a member of the Advisor's asset allocation team. Prior to joining the Advisor in 1995, Mr. Eberle served as Executive Vice President and
Portfolio Manager for Westpointe Financial Corporation and as a member of the
Board of Directors for Westpointe  Capital Management and Dart
Investors Bermuda
Limited. Mr. Eberle received a B.A. in Finance from Michigan State
University.

     Michael P. Gura, CFA, Senior Portfolio Manager of the Advisor, has been appointed co-manager of the Small Company Growth Fund. Prior to joining the
Advisor in 1995,  Mr.  Gura was a Vice  President,  Senior  Equity
Analyst  for
Woodbridge Capital Management, Inc. From 1989-1994, Mr. Gura was an investment officer at Manufacturers National Bank Trust Investment Department where he was responsible for equity research covering the retailing, apparel, specialty chemical and environmental industries. From 1986-1989, Mr. Gura served as a
Financial/Tax Planning analyst for Manufacturers National Bank. Mr. Gura received an M.S. in Finance with Distinction and a B.B.A. from Walsh College. He is a member of the Financial Analyst Society of Detroit and is a Certified
Financial Planner.

                  CHANGE IN PORTFOLIO MANAGER FOR THE MUNDER INDEX
500 FUND

     Kenneth A. Schluchter III, has been appointed co-manager of the Index 500
Fund. Prior to joining the Advisor,  Mr.  Schluchter was a Systems
Developer and
Data Analyst for Compuware  Incorporated  (1993-1995) and a
Business Analyst for
Central Transport Incorporated (1989-1993). Mr. Schluchter received a B.S. and an M.B.A. from the University of Michigan.

   CHANGE IN METHOD OF PORTFOLIO MANAGEMENT FOR THE MUNDER
ACCELERATING GROWTH
                FUND AND MUNDER MID-CAP GROWTH FUND

         The Munder  Accelerating Growth Fund and Munder Mid-Cap
Growth Fund are
managed by a committee of professional portfolio managers of the Advisor.

                          THIS SUPPLEMENT SUPERCEDES ALL PRIOR
SUPPLEMENTS

                                                 The Munder Funds
                                          Supplement Dated June
26, 1997
                                       to Prospectus Dated October
28, 1996
                                                Class K Shares of:

     Munder  Accelerating  Growth Fund,  Munder  Balanced  Fund,
Munder  Equity
Selection  Fund,  Munder  Growth & Income Fund,  Munder  Index 500
Fund,  Munder
International  Equity Fund,  Munder Micro-Cap Equity Fund, Munder
Mid-Cap Growth
Fund,  Munder  Multi-Season  Growth Fund,  Munder Real Estate
Equity  Investment
Fund,  Munder  Small-Cap  Value Fund,  Munder Small Company Growth
Fund,  Munder
Value  Fund,   Munder  Bond  Fund,   Munder   Intermediate   Bond
Fund,  Munder
International  Bond Fund,  Munder U.S.  Government  Income Fund,
Munder Michigan
Triple  Tax-Free  Bond  Fund,   Munder  Tax-Free  Bond  Fund,
Munder  Tax-Free
Intermediate  Bond Fund,  Munder Cash  Investment  Fund,  Munder
Tax-Free Money
Market Fund and Munder U.S. Treasury Money Market Fund

                                               FINANCIAL
HIGHLIGHTS

         The following table of "Financial Highlights" relating to Class K
Shares of the  Munder  Micro-Cap  Equity  Fund and Munder  Small-
Cap  Value Fund
supplements  information  contained in the Prospectus dated
October 28, 1996 and
is derived from each such Fund's unaudited Financial Statements dated April 30,
1997.


Class K Shares

Period Ended

4/30/97(a)

(Unaudited)


Munder Micro-Cap           Munder Small-Cap

Equity Fund(f)             Value Fund

Net asset value, beginning of period..........................
$10.11                      $10.08

--------                    -----
Income from investment operations:
Net investment income/(loss)..................................
(0.02)                       0.00 (e)
Net realized and unrealized gain/(loss) on investments........
(0.32)                       0.45

---------                   ------
Total from investment operations..............................
(0.34)                       0.45

---------                   ------
Less distributions:
Dividends from net investment income..........................
---                         ---

---------                   ---
Total distributions...........................................
---                         ---

---------                   ---
Net asset value, end of period................................
$ 9.77                      $10.53

========                    =====
Total return (b)..............................................
(3.36)%                      4.46%

========                    =======

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..........................
$113                    $33,996
Ratio of operating expenses to average net assets.............
1.50% (c)                    1.25% (c)
Ratio of net investment income/(loss) to average net assets...
(0.84)% (c)                    0.60% (c)
Portfolio turnover rate.......................................
59%                                    21%
Ratio of operating expenses to average net assets without
   expenses reimbursed by investment advisor..................
13.14% (c)                     2.35% (c)
Average commission rate (d)...................................
 .........$0.0562            ......... $0.0364

-------------------------------------
(a)    Munder  Micro-Cap  Equity  Fund and Munder  Small-Cap
Value Fund Class K
       Shares commenced operations on December 31, 1996.
(b) Total return represents aggregate total return for the period indicated.
(c)    Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.
(e)    Amount represents less than $0.01 per share.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents per share data for the period since the use of the undistributed net investment income method did not accord with results of operations.



                                                    MANAGEMENT

Performance Information

         Set forth below is certain performance information regarding the Munder
Accelerating Growth Fund, Munder Small Company Growth Fund, Munder
International
Equity Fund,  Munder Index 500 Fund,  Munder Bond Fund,  Munder
U.S.  Government
Income Fund,  Munder  Intermediate  Bond Fund and Munder Tax-Free
Bond Fund (the
"Funds") provided by Munder Capital  Management (the "Advisor") or
Comerica Bank
("Comerica") each of which was created through the conversion of a predecessor common or collective trust fund managed by the Advisor or Comerica and which had investment objectives and policies similar to those of the corresponding Funds.
See in the prospectus "Investment Objectives and Polices" and "Portfolio
Instruments and Practices and Associated Risk Factors". Immediately prior to and following the conversion, the same individual at the Advisor or Comerica managed a Fund as both a common or collective trust fund and as a mutual fund.

         The table for each Fund  includes  the rates of  average
annual  total
return achieved on the Fund's assets when managed as a mutual fund and the rates
of average  annual  return  achieved on its assets  when  managed as a common or
collective  trust fund prior to the conversion of that common or collective fund
into  the  current  mutual  fund.  The  performance   information
assumes  the
reinvestment of net income and capital gain distributions. The common or collective fund returns are calculated by assuming that the same fees and expenses currently applicable to a Fund had also applied to the corresponding common or collective trust fund prior to its conversion to a mutual fund.

         Past  performance of the Funds is not an indication of
future  results.
The quoted  performance  data below includes the  performance of each respective
common or  collective  trust fund for periods  before the
corresponding  mutual
fund's registration statement became effective.  The common and collective trust
funds were not registered  under the  Investment  Company Act of
1940 (the "1940
Act") and therefore were not subject to certain investment
restrictions that are
imposed  by the 1940 Act.  If the  common and  collective  trust funds had been
registered   under  the  1940  Act,  the  common  and  collective
trust  funds'
performance may have been adversely affected.

                                   Munder Accelerating
   Period Ended                       Growth Fund
S&P 500
December 31, 1996                     (Class K)*
Index**
 ---------------                      ---------
-----
 1 Year...........                     12.85%
22.96%
 3 Years........ .                      9.14%
19.67%
 5 Years.........                      10.85%
15.22%
 Inception on January 1, 1990          12.10%
14.40%

         .........
*        Converted from collective trust fund to mutual fund on
November 23, 1992
**       Standard & Poor's 500 Composite Stock Price Index ("S&P
500 Index") performance shows total return in
         U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical
         Services, Inc.



                  Munder Small Company
                      Period Ended                         Growth
Fund                     Russell 2000
                    December 31, 1996
(Class K)*                        Index**
                    -----------------                          ---
------                         -----
         1 Year......................................
36.89%                           16.49%
         3 Years.....................................
19.96%                           13.68%
         5 Years.....................................
18.07%                           15.64%
         10 Years....................................
16.70%                           12.41%
         Inception on December 31, 1982..............
15.03%                           12.71%

 .........
*........Converted from collective trust fund to mutual fund on
November 23, 1992
**       Russell 2000 Index performance shows total return in U.S.
dollars but does not reflect the deduction of
         fees, expenses and taxes.  Source: Lipper Analytical
Services, Inc.

                                                          Munder
International
                        Period Ended
Equity Fund                 FT/S&P Actuaries
                    December 31, 1996
(Class K)*                 World Index ex U.S.**
                    -----------------                          ---
------                  -------------------
         1 Year......................................
10.03%                          6.48%
         3 Years.....................................
4.60%                          8.42%
         5 Years.....................................
8.91%                          7.93%
         Inception on September 30, 1990.............
10.14%                         10.31%

 .........
*........Converted from collective trust fund to mutual fund on
November 23, 1992
**       FT/S&P Actuaries World Index ex. U.S. performance shows
total return in U.S. dollars but does not
         reflect the deduction of fees, expenses and taxes.
Source: Ibbotson Associates, Inc.


Munder Index
                        Period Ended
500 Fund                        S&P 500
                    December 31, 1996
(Class K)*                        Index**
                    -----------------                           --
-------                         -----
         1 Year......................................
22.15%                          22.96%
         3 Years.....................................
19.04%                          19.67%
         5 Years.....................................
14.64%                          15.22%
         Inception on January 27, 1988...............
15.26%                          16.08%

 .........
*........Converted from collective trust fund to mutual fund on
December 7, 1992
**       S&P 500  Index performance shows total return in U.S.
dollars but does not reflect the deduction of
         fees, expenses and taxes.  Source: Lipper Analytical
Services, Inc.





Munder                     Lehman Brothers
                        Period Ended
Bond Fund                   Gov't/Corp. Bond
                    December 31, 1996
(Class K)*                        Index**
                    -----------------                           --
-------                         -----
         1 Year.....................................
2.47%                           2.90%
         3 Years....................................
4.85%                           5.79%
         5 Years....................................
5.28%                           7.18%
         10 Years...................................
7.05%                           8.38%

 .........
*........Converted from collective trust fund to mutual fund on
November 23, 1992
**       Lehman Brothers Government/Corporate Bond Index
performance shows total return in U.S. dollars but does
         not reflect the deduction of fees, expenses and taxes.
Source: Lipper Analytical Services, Inc.


Munder U.S.                   Lehman Brothers
                        Period Ended                    Government
Income Fund              Gov't/Corp. Bond
                    December 31, 1996
(Class K)*                         Index**
                    -----------------                          ---
------                          -----
         1 Year......................................
2.88%                           2.90%
         3 Years....................................
4.18%                           5.79%
         5 Years....................................
6.06%                           7.18%
         10 Years...................................
7.22%                           8.38%

 .........
*........Converted from common trust fund to mutual fund on July
5, 1994
**       Lehman Brothers Government/Corporate Bond Index
performance shows total return in U.S. dollars but does
         not reflect the deduction of fees, expenses and taxes.
Source: Lipper Analytical Services, Inc.

                                                           Munder
Intermediate              Lehman Brothers
                        Period Ended
Bond Fund               Intermediate Gov't/Corp.
                    December 31, 1996
(Class K)*                     Bond Index**
                    -----------------                           --
-------                      ----------
         1 Year......................................
2.88%                           4.05%
         3 Years.....................................
4.24%                           5.58%
         5 Years.....................................
5.46%                           6.53%
         10 Years....................................
6.80%                           7.91%
         Inception on March 31, 1982.................
8.97%                          10.47%

 .........
*........Converted from collective trust fund to mutual fund on
November 20, 1992
**       Lehman Brothers Intermediate Government/Corporate Bond
Index performance shows total return in U.S.
         dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical
         Services, Inc.




                                                            Munder
Tax-Free
                        Period Ended
Bond Fund                   Lehman 15-Year
                    December 31, 1996
(Class K)*                  Muni Bond Index**
                    -----------------                           --
-------                   ---------------
         1 Year......................................
2.13%                           4.65%
         3 Years.....................................
4.01%                           5.44%
         5 Years.....................................
6.42%                           8.05%
         10 Years....................................
6.31%                             N/A


*        Converted from common trust fund to mutual fund on July
5, 1994
**       Lehman 15-Year Municipal Bond Index performance shows
total return in U.S. dollars but does not reflect
         the deduction of fees, expenses and taxes.  Source:
Lipper Analytical Services, Inc.

Indices

         The S&P 500 Index is an unmanaged index of common stock prices, including reinvestment of dividends.

         The Russell 2000 Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S.
domiciled companies
whose  stock is traded in the  United  States  on the New York
Stock  Exchange,
American Stock Exchange and the NASDAQ.

         The FT/S&P Actuaries World Index ex U.S. is an unmanaged index used to portray global equity markets excluding the U.S. The Index is weighted based on the market capitalization of those stocks selected to represent each country and includes gross reinvestment of dividends.

         The Lehman Brothers Government/Corporate Bond Index is a weighted composite of (i) Lehman Brothers Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-federal corporations, and corporate debt guaranteed by the U.S.
Government and (ii) Lehman Brothers Corporate Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations.

         The Lehman Brothers Intermediate Government/Corporate Bond Index is a weighted composite of (i) Lehman Brothers Intermediate Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S.
Government or any agency thereof, quasi-Federal corporations and corporate debt guaranteed by the U.S. Government with a maturity of between one and ten years and (ii) Lehman Brothers Corporate Bond Index.

         The Lehman 15-Year Municipal Bond Index is a performance benchmark for the long-term investment-grade tax-exempt bond market.

       CHANGE IN PORTFOLIO MANAGER FOR THE MUNDER SMALL-CAP VALUE
FUND AND
                       MUNDER SMALL COMPANY GROWTH FUND

         Edward Eberle, Portfolio Manager of the Advisor, has been co-manager of the Value Fund since October, 1996. Mr. Eberle has been appointed co-manager of the Small-Cap Value Fund. Prior to being appointed co-manager, Mr. Eberle acted as the primary analyst for the Funds, assisting the manger with portfolio decisions. He is also a member of the Advisor's asset allocation team. Prior to joining the Advisor in 1995, Mr. Eberle served as Executive Vice President and
Portfolio Manager for Westpointe Financial Corporation and as a member of the
Board of Directors for Westpointe  Capital Management and Dart
Investors Bermuda
Limited. Mr.
Eberle received a B.A. in Finance from Michigan State University.

     Michael P. Gura, CFA, Senior Portfolio Manager of the Advisor, has been appointed co-manager of the Small Company Growth Fund. Prior to joining the
Advisor in 1995,  Mr.  Gura was a Vice  President,  Senior  Equity
Analyst  for
Woodbridge Capital Management, Inc. From 1989-1994, Mr. Gura was an investment officer at Manufacturers National Bank Trust Investment Department where he was responsible for equity research covering the retailing, apparel, specialty chemical and environmental industries. From 1986-1989, Mr. Gura served as a
Financial/Tax Planning analyst for Manufacturers National Bank. Mr. Gura received an M.S. in Finance with Distinction and a B.B.A. from Walsh College, is a member of the Financial Analyst Society of Detroit and a Certified Financial
Planner.

           PORTFOLIO INSTRUMENTS AND PRACTICES AND ASSOCIATED RISK
FACTORS

     .........The Munder Bond Fund, Munder  International Bond
Fund, Munder U.S.
Government  Income Fund,  Munder  Michigan  Triple  Tax-Free  Bond
Fund,  Munder
Tax-Free  Bond  Fund,  and  Munder  Tax-Free  Intermediate  Bond
Fund  (each  a
"Fixed-Income Fund") may invest in preferred stock. Preferred stock ranks senior to common stock in the capital structure of an issuer and in the payment of dividends. Consequently, preferred stock may entail less risk than common stock.
Some preferred stock in which the Fixed-Income Funds invest is convertible into common stock. Convertible preferred stock may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible preferred stock, a
Fixed-Income Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock. Convertible preferred stocks entitle the holder to receive the dividend paid on preferred stock until the convertible preferred stocks mature or are redeemed, converted or exchanged. Prior to conversion, convertible preferred stocks have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. In evaluating a convertible preferred stock, to the extent consistent with a Fixed-Income Fund's investment objective, the Advisor places emphasis on the attractiveness of the underlying common stock and the potential for capital appreciation through conversion.

 CHANGE IN DIVIDEND DETERMINATION TIME WITH RESPECT TO MUNDER CASH
INVESTMENT
                          FUND AND MUNDER U.S. TREASURY MONEY
                                  MARKET FUND
                          (THE "MONEY MARKET FUNDS")

     .........Shares  of the Funds are sold at net  asset  value per share  next
determined after a purchase order is received and becomes effective. Purchase orders by an institution for shares in the Money Market Funds become effective when the purchase order is received, together with payment, by First Data
Investor Services Group, Inc. (the "Transfer Agent") by 4:00 p.m. (Eastern time) on any day on which the New York Stock Exchange is open for business. A purchase order received by the Transfer Agent after such time will not be accepted;
notice thereof will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Effective January 2, 1997, shareholders of the Money Market Funds whose purchase orders are received and become effective by 2:45 p.m. (Eastern
Time)  receive
dividends for that day. Shareholders whose redemption orders have been received by 2:45 p.m. (Eastern Time) will not receive dividends for that day, while shareholders whose redemption orders are received after 2:45 p.m. (Eastern Time) will receive that day's dividends.



 .CHANGE IN PORTFOLIO MANAGER FOR THE MUNDER MICHIGAN TRIPLE TAX-
FREE BOND FUND,
      MUNDER TAX-FREE BOND FUND, AND MUNDER TAX-FREE INTERMEDIATE
BOND FUND

     .........Talmadge  D. Gunn,  Vice  President  and  Director
of  Tax-Exempt
Trading of the Advisor since 1993, currently manages the Michigan Triple
Tax-Free Bond Fund, Tax-Free Bond Fund and Tax-Free  Intermediate
Bond Fund. Mr.
Gunn is responsible for managing fixed income portfolios and overseeing the trading of tax-exempt fixed income securities for the Advisor. Prior to joining
MCM, he was employed by Comerica Bank as Assistant Vice President and Securities
Trader  (1985-1993) and Senior Investment  Analyst for the Fixed
Income Division
(1984-1985).

              CHANGE IN PORTFOLIO MANAGER FOR THE MUNDER INDEX 500
FUND

     .........Kenneth  A. Schluchter  III, has been appointed  co-
manager of the
Index 500 Fund. Prior to joining the Advisor, Mr. Schluchter was a Systems
Developer and Data Analyst for Compuware Incorporated (1993-1995) and a Business
Analyst for Central Transport Incorporated (1989-1993). Mr. Schluchter received a B.S. and an M.B.A. from the University of Michigan.

  CHANGE IN METHOD OF PORTFOLIO MANAGEMENT FOR THE MUNDER
ACCELERATING GROWTH
                            FUND AND MUNDER MID-CAP GROWTH FUND

     .........The Munder Accelerating Growth Fund and Munder Mid-
Cap Growth Fund
are managed by a committee of professional portfolio managers of the Advisor.

                          THIS SUPPLEMENT SUPERCEDES ALL PRIOR
SUPPLEMENTS

                                                 The Munder Funds
                                          Supplement Dated June
26, 1997
                                       to Prospectus Dated October
28, 1996
                                                Class Y Shares of:

     Munder  Accelerating  Growth Fund,  Munder  Balanced  Fund,
Munder  Equity
Selection  Fund,  Munder  Growth & Income Fund,  Munder  Index 500
Fund,  Munder
International  Equity Fund,  Munder Micro-Cap Equity Fund, Munder
Mid-Cap Growth
Fund,  Munder  Multi-Season  Growth Fund,  Munder Real Estate
Equity  Investment
Fund,  Munder  Small-Cap  Value Fund,  Munder Small Company Growth
Fund,  Munder
Value  Fund,   Munder  Bond  Fund,   Munder   Intermediate   Bond
Fund,  Munder
International  Bond Fund,  Munder U.S.  Government  Income Fund,
Munder Michigan
Triple  Tax-Free  Bond  Fund,   Munder  Tax-Free  Bond  Fund,
Munder  Tax-Free
Intermediate  Bond Fund,  Munder Cash Investment Fund, Munder
Money Market Fund,
Munder Tax-Free Money Market Fund and Munder U.S. Treasury Money
Market Fund

                                               FINANCIAL
HIGHLIGHTS

         The following table of "Financial Highlights" relating to Class Y
Shares of Munder Micro-Cap Equity Fund and Munder Small-Cap Value Fund supplements information contained in the Prospectus dated October 28, 1996 and is derived from each such Fund's unaudited Financial Statements dated April 30,
1997.


Class Y Shares

Period Ended

4/30/97(a)

(Unaudited)


Munder Micro-Cap           Munder Small-Cap

Equity Fund(f)               Value Fund
Net asset value, beginning of period..........................
$10.00                      $10.00

--------                    -----
Income from investment operations:
Net investment income/(loss)..................................
(0.01)                       0.01
Net realized and unrealized gain/(loss) on investments........
(0.22)                       0.52

---------                   ------
Total from investment operations..............................
(0.23)                       0.53

---------                   ------
Less distributions:
Dividends from net investment income..........................
---                         ---

---------                   ---
Total distributions...........................................
---                         ---

---------                   ---
Net asset value, end of period................................
$ 9.77                      $10.53

========                    =====
Total return (b)..............................................
(2.30)%                      5.30%

=========                   =======

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..........................
$1,045                    $11,773
Ratio of operating expenses to average net assets.............
1.25% (c)                    1.00% (c)
Ratio of net investment income/(loss) to average net assets...
(0.59%) (c)                   0.85% (c)
Portfolio turnover rate.......................................
59%                          21%
Ratio of operating expenses to average net assets without
   expenses reimbursed by investment advisor..................
12.89% (c)                    2.10% (c)
Average commission rate (d)...................................
$0.0562            $0.0364

-------------------------------------
(a)    Munder  Micro-Cap  Equity  Fund and Munder  Small-Cap
Value Fund Class Y
       Shares commenced operations on December 26, 1996.
(b) Total return represents aggregate total return for the period indicated.
(c)    Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.
(e)    Amount represents less than $0.01 per share.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents per share data for the period since the use of the undistributed net investment income method did not accord with results of operations.

                                               FINANCIAL
HIGHLIGHTS

         The  following  table of  "Financial  Highlights"
relating  to Class Y
Shares  of  the  Munder   International  Bond  Fund  (the  "Fund")
supplements
information contained in the Prospectus dated October 28, 1996 and is derived from the Fund's unaudited Financial Statements dated December 31,
1996.

                                          Munder International
Bond Fund

Period

Ended

12/31/96(a,d)

(Unaudited)

Net asset value, beginning of period
 ...................................................         $
10.00

----------------
Income from investment operations:
Net investment income
 ..................................................................
0.10
Net realized and unrealized gain on
investments.........................................
0.14

----------------
Total from investment operations
 .......................................................
0.24

----------------
Less distributions:
Dividends from net investment income
 ...................................................
(0.08)

-----------------
Total distributions
 ..................................................................
 ..                    (0.08)

-----------------
Net asset value, end of period
 .........................................................
$          10.16

================
Total return(b)
 ..................................................................
 ......                    2.43%

================

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)
 ...................................................
$29,820
Ratio of operating expenses to average net assets
 ......................................                    0.85%
(c)
Ratio of net investment income to average net assets
 ...................................                    3.93% (c)
Portfolio turnover rate
 ................................................................
31%
Ratio of operating expenses to average net assets without waivers
 .....................                    0.85% (c)
Net investment income per share without
waivers.........................................
$0.10

-----

---------------------------------
(a)......The Munder International Bond Fund Class Y Shares
commenced operations on October 2, 1996.
(b) Total return represents aggregate total return for the period indicated.
(c)      Annualized.
(d) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.





                                                    MANAGEMENT

Performance Information

         Set forth below is certain performance information regarding the Munder
Accelerating Growth Fund, Munder Small Company Growth Fund, Munder
International
Equity Fund,  Munder Index 500 Fund,  Munder Bond Fund,  Munder
U.S.  Government
Income Fund,  Munder  Intermediate  Bond Fund and Munder Tax-Free
Bond Fund (the
"Funds") provided by Munder Capital  Management (the "Advisor") or
Comerica Bank
("Comerica") each of which was created through the conversion of a predecessor common or collective trust fund managed by the Advisor or Comerica and which had investment objectives and policies similar to those of the corresponding Funds.
See in the prospectus "Investment Objectives and Polices" and "Portfolio
Instruments and Practices and Associated Risk Factors". Immediately prior to and following the conversion, the same individual at the Advisor or Comerica managed a Fund as both a common or collective trust fund and as a mutual fund.

         The table for each Fund  includes  the rates of  average
annual  total
return achieved on the Fund's assets when managed as a mutual fund and the rates
of average  annual  return  achieved on its assets  when  managed as a common or
collective  trust fund prior to the conversion of that common or collective fund
into  the  current  mutual  fund.  The  performance   information
assumes  the
reinvestment of net income and capital gain distributions. The common or collective fund returns are calculated by assuming that the same fees and expenses currently applicable to a Fund had also applied to the corresponding common or collective trust fund prior to its conversion to a mutual fund.

         Past  performance of the Funds is not an indication of
future  results.
The quoted  performance  data below includes the  performance of each respective
common or  collective  trust fund for periods  before the
corresponding  mutual
fund's registration statement became effective.  The common and collective trust
funds were not registered  under the  Investment  Company Act of
1940 (the "1940
Act") and therefore were not subject to certain investment
restrictions that are
imposed  by the 1940 Act.  If the  common and  collective  trust funds had been
registered   under  the  1940  Act,  the  common  and  collective
trust  funds'
performance may have been adversely affected.


                                                           Munder
Accelerating
                        Period Ended
Growth Fund                      S&P 500
                   December 31, 1996
(Class Y)*                       Index**
                   -----------------                            --
-------                        -----
         1 Year......................................
13.07%                           22.96%
         3 Years.....................................
9.40%                           19.67%
         5 Years.....................................
11.06%                           15.22%
         Inception on January 1, 1990................
12.34%                           14.40%

         .........
*        Converted from collective trust fund to mutual fund on
December 1, 1991
**       Standard & Poor's 500 Composite Stock Price Index ("S&P
500 Index") performance shows total return in
         U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical
         Services, Inc.





                              Munder Small Company
                        Period Ended
Growth Fund                   Russell 2000
                    December 31, 1996
(Class Y)*                       Index**
                    -----------------                           --
-------                        -----
         1 Year......................................
37.17%                          16.49%
         3 Years.....................................
20.24%                          13.68%
         5 Years.....................................
18.30%                          15.64%
         10 Years....................................
16.95%                          12.41%
         Inception on December 31, 1982..............
15.29%                          12.71%

         ..................
*        Converted from collective trust fund to mutual fund on
December 1, 1991
**       Russell 2000 Index performance shows total return in U.S.
dollars but does not reflect the deduction of
         fees, expenses and taxes.  Source: Lipper Analytical
Services, Inc.

                                                          Munder
International
                        Period Ended
Equity Fund                 FT/S&P Actuaries
                    December 31, 1996
(Class Y)*                 World Index ex. U.S.**
         1 Year......................................
10.41%                            6.48%
         3 Years.....................................
4.89%                            8.42%
         5 Years.....................................
9.14%                            7.93%
         Inception on September 30, 1990.............
10.37%                           10.31%

         .........
*        Converted from collective trust fund to mutual fund on
December 1, 1991
**       FT/S&P Actuaries World Index ex. U.S. performance shows
total return in U.S. dollars but does not
         reflect the deduction of fees, expenses and taxes.
Source: Ibbotson Associates, Inc.


Munder Index
                        Period Ended
500 Fund                        S&P 500
                    December 31, 1996
(Class Y)*                        Index**
                    -----------------                           --
-------                         -----
         1 Year......................................
22.47%                          22.96%
         3 Years.....................................
19.34%                          19.67%
         5 Years.....................................
14.87%                          15.22%
         Inception on January 27, 1988...............
15.51%                          16.08%

         .........
*        Converted from collective trust fund to mutual fund on
December 1, 1991
**       S&P 500 Index performance shows total return in U.S.
dollars but does not reflect the deduction of fees,
         expenses and taxes.  Source: Lipper Analytical Services,
Inc.





Munder                     Lehman Brothers
                        Period Ended
Bond Fund                   Gov't/Corp. Bond
                    December 31, 1996
(Class Y)*                        Index**
                    -----------------                           --
-------                         -----
         1 Year.....................................
2.72%                           2.90%
         3 Years....................................
5.10%                           5.79%
         5 Years....................................
5.48%                           7.18%
         10 Years...................................
7.28%                           8.38%

         .........
*        Converted from collective trust fund to mutual fund on
December 1, 1991
**       Lehman Brothers Government/Corporate Bond Index
performance shows total return in U.S. dollars but does
         not reflect the deduction of fees, expenses and taxes.
Source: Lipper Analytical Services, Inc.


Munder U.S.                   Lehman Brothers
                        Period Ended                    Government
Income Fund              Gov't/Corp. Bond
                    December 31, 1996
(Class Y)*                         Index**
                    -----------------                          ---
------                          -----
         1 Year......................................
3.13%                            2.90%
         3 Years....................................
4.43%                            5.79%
         5 Years....................................
6.32%                            7.18%
         10 Years...................................
7.48%                            7.76%

         .........
*        Converted from common trust fund to mutual fund on July
5, 1994
**       Lehman Brothers Government/Corporate Bond Index
performance shows total return in U.S. dollars but does
         not reflect the deduction of fees, expenses and taxes.
Source: Lipper Analytical Services, Inc.

                                                           Munder
Intermediate              Lehman Brothers.
                        Period Ended
Bond Fund                Intermediate Gov't/Corp.
                    December 31, 1996
(Class Y)*                     Bond Index**
                    -----------------                           --
-------                      ----------
         1 Year......................................
3.13%                            4.05%
         3 Years.....................................
4.49%                            5.58%
         5 Years.....................................
5.65%                            6.53%
         10 Years....................................
7.04%                            7.91%
         Inception on March 31, 1982.................
9.22%                           10.47%

         .........
*        Converted from collective trust fund to mutual fund on
December 1, 1991
**       Lehman Brothers Intermediate Government/Corporate Bond
Index performance shows total return in U.S.
         dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical
         Services, Inc.




                                                            Munder
Tax-Free
                        Period Ended
Bond Fund                   Lehman 15-Year
                    December 31, 1996
(Class Y)*                  Muni Bond Index**
                    -----------------                           --
-------                   ---------------
         1 Year......................................
2.38%                           4.65%
         3 Years.....................................
4.24%                           5.44%
         5 Years.....................................
6.67%                           8.05%
         10 Years....................................
6.57%                             N/A

         .........
*        Converted from common trust fund to mutual fund on July
21, 1994
**       Lehman 15-Year Municipal Bond Index performance shows
total return in U.S. dollars but does not reflect
         the deduction of fees, expenses and taxes.  Source:
Lipper Analytical Services, Inc.

Indices

         The S&P 500 Index is an unmanaged index of common stock prices, including reinvestment of dividends.

         The Russell 2000 Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S.
domiciled companies
whose  stock is traded in the  United  States  on the New York
Stock  Exchange,
American Stock Exchange and the NASDAQ.

         The FT/S&P Actuaries World Index ex U.S. is an unmanaged index used to portray global equity markets excluding the U.S. The Index is weighted based on the market capitalization of those stocks selected to represent each country and includes gross reinvestment of dividends.

         The Lehman Brothers Government/Corporate Bond Index is a weighted composite of (i) Lehman Brothers Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-federal corporations, and corporate debt guaranteed by the U.S.
Government and (ii) Lehman Brothers Corporate Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations.

         The Lehman Brothers Intermediate Government/Corporate Bond Index is a weighted composite of (i) Lehman Brothers Intermediate Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S.
Government or any agency thereof, quasi-Federal corporations and corporate debt guaranteed by the U.S. Government with a maturity of between one and ten years and (ii) Lehman Brothers Corporate Bond Index.

         The Lehman Brothers 15-Year Municipal Bond Index is a performance benchmark for the long-term investment-grade tax-exempt bond market.

  CHANGE IN PORTFOLIO MANAGER FOR THE MUNDER SMALL-CAP VALUE FUND
AND MUNDER
                            SMALL COMPANY GROWTH FUND

         Edward Eberle, Portfolio Manager of the Advisor, has been co-manager of the Value Fund since October, 1996. Mr. Eberle has been appointed co-manager of the Small-Cap Value Fund. Prior to being appointed co-manager, Mr. Eberle acted as the primary analyst for the Funds, assisting the manger with portfolio decisions. He is also a member of the Advisor's asset allocation team. Prior to joining the Advisor in 1995, Mr. Eberle served as Executive Vice President and
Portfolio Manager for Westpointe Financial Corporation and as a member of the
Board of Directors for Westpointe  Capital Management and Dart
Investors Bermuda
Limited. Mr.Eberle received a B.A. in Finance from Michigan State
University.

     Michael P. Gura, CFA, Senior Portfolio Manager of the Advisor, has been appointed co-manager of the Small Company Growth Fund. Prior to joining the
Advisor in 1995,  Mr.  Gura was a Vice  President,  Senior  Equity
Analyst  for
Woodbridge Capital Management, Inc. From 1989-1994, Mr. Gura was an investment officer at Manufacturers National Bank Trust Investment Department where he was responsible for equity research covering the retailing, apparel, specialty chemical and environmental industries. From 1986-1989, Mr. Gura served as a
Financial/Tax Planning analyst for Manufacturers National Bank. Mr. Gura received an M.S. in Finance with Distinction and a B.B.A. from Walsh College, is a member of the Financial Analyst Society of Detroit and a Certified Financial
Planner.

             PORTFOLIO INSTRUMENTS AND PRACTICES AND ASSOCIATED
RISK FACTORS

     .........The  Munder  Bond Fund,  Munder  Intermediate  Bond
Fund,  Munder
International  Bond Fund,  Munder U.S.  Government  Income Fund,
Munder Michigan
Triple  Tax-Free  Bond  Fund,  Munder  Tax-Free  Bond Fund and
Munder  Tax-Free
Intermediate Bond Fund (each a "Fixed-Income Fund") may invest in preferred stock. Preferred stock ranks senior to common stock in the capital structure of an issuer and in the payment of dividends. Consequently, preferred stock may entail less risk than common stock. Some preferred stock in which the
Fixed-Income Funds invest is convertible into common stock. Convertible preferred stock may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible preferred stock, a Fixed-Income Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.
Convertible preferred stocks entitle the holder to receive the dividend paid on preferred stock until the convertible preferred stocks mature or are redeemed, converted or exchanged. Prior to conversion, convertible preferred stocks have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. In evaluating a convertible preferred stock, to the extent consistent with a Fixed-Income Fund's investment objective, the Advisor places emphasis on the attractiveness of the underlying common stock and the potential for capital appreciation through conversion.

  CHANGE IN DIVIDEND DETERMINATION TIME WITH RESPECT TO MUNDER
CASH INVESTMENT
                     FUND, MUNDER MONEY MARKET FUND AND
                   MUNDER U.S. TREASURY MONEY MARKET FUND
                         (THE "MONEY MARKET FUNDS")

     .........Shares  of the Money  Market Funds are sold at net asset value per
share next determined after a purchase order is received and becomes effective.
Purchase orders by an institution for shares in the Money Market Funds become effective when the purchase order is received, together with payment, by First
Data Investor Services Group, Inc. (the "Transfer Agent") by 4:00 p.m. (Eastern time) on any day on which the New York Stock Exchange is open for business. A purchase order received by the Transfer Agent after such time will not be accepted; notice thereof will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Effective January 2, 1997, shareholders of the Money Market Funds whose purchase orders are received and become effective by 2:45 p.m. (Eastern
Time)  receive
dividends for that day. Shareholders whose redemption orders have been received by 2:45 p.m. (Eastern Time) will not receive dividends for that day, while shareholders whose redemption orders are received after 2:45 p.m. (Eastern Time) will receive that day's dividends.

   CHANGE IN PORTFOLIO MANAGER FOR THE MUNDER MICHIGAN TRIPLE TAX-
FREE BOND
            FUND, MUNDER TAX-FREE BOND FUND, AND MUNDER TAX-FREE
                            INTERMEDIATE BOND FUND

     .........Talmadge  D. Gunn,  Vice  President  and  Director
of  Tax-Exempt
Trading of the Advisor since 1993, currently manages the Michigan Triple
Tax-Free Bond Fund, Tax-Free Bond Fund and Tax-Free  Intermediate
Bond Fund. Mr.
Gunn is responsible for managing fixed income portfolios and overseeing the trading of tax-exempt fixed income securities for the Advisor. Prior to joining
MCM, he was employed by Comerica Bank as Assistant Vice President and Securities
Trader  (1985-1993) and Senior Investment  Analyst for the Fixed
Income Division
(1984-1985).

             CHANGE IN PORTFOLIO MANAGER FOR THE MUNDER INDEX 500
FUND

     .........Kenneth  A. Schluchter  III, has been appointed  co-
manager of the
Index 500 Fund. Prior to joining the Advisor, Mr. Schluchter was a Systems
Developer and Data Analyst for Compuware Incorporated (1993-1995) and a Business
Analyst for Central Transport Incorporated (1989-1993). Mr. Schluchter received a B.S. and an M.B.A. from the University of Michigan.

  CHANGE IN METHOD OF PORTFOLIO MANAGEMENT FOR THE MUNDER
ACCELERATING GROWTH
                    FUND AND MUNDER MID-CAP GROWTH FUND

     .........The Munder Accelerating Growth Fund and Munder Mid-
Cap Growth Fund
are managed by a committee of professional portfolio managers of the Advisor.

                     THIS SUPPLEMENT SUPERSEDES ALL PRIOR
SUPPLEMENTS

                                     The Munder Funds
                               Supplement Dated June 26, 1997
                  to Statement of Additional Information dated
October 28, 1996

     Munder  Accelerating  Growth Fund,  Munder  Balanced  Fund,
Munder  Equity
Selection  Fund,  Munder  Growth & Income Fund,  Munder  Index 500
Fund,  Munder
International  Equity Fund,  Munder Micro-Cap Equity Fund, Munder
Mid-Cap Growth
Fund,  Munder  Multi-Season  Growth Fund,  Munder Real Estate
Equity  Investment
Fund,  Munder  Small-Cap  Value Fund,  Munder Small Company Growth
Fund,  Munder
Value  Fund,   Munder  Bond  Fund,   Munder   Intermediate   Bond
Fund,  Munder
International  Bond Fund,  Munder U.S.  Government  Income Fund,
Munder Michigan
Triple  Tax-Free  Bond  Fund,   Munder  Tax-Free  Bond  Fund,
Munder  Tax-Free
Intermediate  Bond Fund,  Munder Cash Investment Fund, Munder
Money Market Fund,
Munder Tax-Free Money Market Fund, and Munder U.S. Treasury Money
Market Fund


 .........The  following  unaudited  Financial  Statements  dated
April 30, 1997
relating to the Munder Micro-Cap Equity Fund and the Munder Small-
Cap Value Fund
and  unaudited  Financial  Statements  dated  December 31, 1996 relating to the
Munder   International   Bond  Fund  supplements  the  Statement
of  Additional
Information dated October 28, 1996.

     .........Effective May 16, 1997, the first sentence of the section entitled
"Fund Investments -- Foreign Securities" is hereby deleted in its entirety and supplemented as follows:

 .........The Equity Selection Fund,  Micro-Cap Equity Fund, Mid-
Cap Growth Fund,
Multi-Season Growth Fund, Small-Cap Value Fund and Value Fund each may invest up to 20% and each other Equity Fund (except the Real Estate Equity Investment Fund and the International Equity Fund), each Bond Fund, the Balanced Fund, the Cash
Investment Fund and each Tax-Free Bond Fund may invest up to 10% of its assets in foreign securities. Under normal market conditions, the International Equity
Fund and the International Bond Fund will each invest at least 65% of its assets in equity securities and bonds, respectively, of issuers located in at least three countries other than the United States. Notwithstanding these limitations, the Equity Funds, the Balanced Fund, the Bond Funds, the Cash Investment Fund, the Money Market Fund and the International Bond Fund may each invest up to 25% of its total assets in the obligations of foreign banks and foreign branches of domestic banks.

 .

MUNDER MICRO-CAP EQUITY FUND
  PORTFOLIO OF INVESTMENTS, APRIL 30, 1997 (UNAUDITED)

==================================================================
==============

SHARES
VALUE
------------------------------------------------------------------
--------------
COMMON STOCKS - 88.0%
           ADVERTISING - 2.2%
     1,800     HA-LO Industries, Inc.
$    30,150

-----------

           APPAREL - 1.8%
     2,500     Farah, Inc.
24,688

-----------

           BANKING AND FINANCIAL SERVICES - 8.9%
       440     Centennial Bancorp +
8,250
       650     Dime Financial Corporation
12,269
     4,000     Hamilton Bancorp, Inc.
77,000
       590     Litchfield Financial Corporation
8,408
       200     SIS Bancorp, Inc.
5,200
       600     Vectra Banking Corporation +
11,475

-----------

122,602

-----------
           BROADCASTING - 0.9%
     1,680     Medialink Worldwide Incorporated
12,180

-----------

           BUILDING MATERIALS - 2.5%
     1,370     Drew Industries, Inc. +
14,899
     1,410     Kevco, Inc.
19,035

-----------

33,934

-----------
           BUSINESS EQUIPMENT AND SUPPLIES - 1.3%
     3,020     Raster Graphics, Inc. +
18,498

-----------

           CHEMICALS - 0.6%
     1,860     American Materials & Technologies
                 Corporation +
8,370

-----------

           COMMERCIAL SERVICES - 11.7%
     1,140     ACE Cash Express,  Inc. +
13,538
     1,320     Avert, Inc. +
8,580
       730     Forrester Research, Inc.+
13,323
       920     F.Y.I. Incorporated +
16,560
       840     Lason Holdings, Inc. +
14,280
     2,000     Premier Research Worldwide, Ltd.
19,250
     1,060     META Group, Inc.
18,020
     1,240     ONTRACK Data International, Inc. +
19,452
       960     SOS Staffing Services, Inc.
11,280
     1,090     Steiner Leisure Ltd.
26,432

-----------

160,715

-----------
           COMPUTER HARDWARE, SOFTWARE OR SERVICES - 5.4%
       760     Analytical Surveys, Inc. +
8,170
     1,110     Axent Technologies, Inc. +
12,904
       700     Engineering Animation, Inc. +
16,100
     1,200     Signal Technology Corporation
8,250
     1,280     Simulation Sciences, Inc. +
13,040
       680     Technology Modeling Associates, Inc. +
6,800
       800     XcelleNet, Inc.
9,500

-----------

74,764

-----------
           DIVERSIFIED - 0.6%
       500     American Precision Industries
8,562

-----------

           ELECTRICAL EQUIPMENT - 3.4%
     1,070     QLogic Corporation
21,400
     1,480     Quad Systems Corporation +
14,800
       510     Trident International, Inc. +
10,200

-----------

46,400

-----------
           ENERGY - 1.2%
       680     Key Energy Group, Inc. +
9,180
       970     York Research Corporation +
7,275

-----------

16,455

-----------
           HOTELS AND RESTAURANTS - 2.6%
     1,300     Candlewood Hotel Company, Inc.
11,375
     1,000     Schlotzsky's, Inc.
11,750
     1,500     Shells Seafood Restaurants, Inc.
12,000

-----------

35,125

-----------
           INSURANCE - 2.3%
     1,310     FPIC Insurance Group, Inc.
23,580
       860     Westbridge Capital Corporation +
7,740

-----------

31,320

-----------
           MACHINERY - 1.2%
       700     Gradall Industries. Inc. +
8,575
       420     Hirsch International Corporation +
7,665

-----------

16,240

-----------
           MANUFACTURED HOUSING - 0.6%
     1,090     Miller Building Systems, Inc. +
7,766

-----------

           MEDICAL AND MEDICAL SERVICES - 10.3%
     1,110     Alliance Imaging, Inc. +
8,394
       300     Assisted Living Concepts Inc.
6,600
     1,090     CN Biosciences, Inc. +
16,350
     3,000     Coast Dental Services, Inc.
42,000
     1,060     MedQuist, Inc.
26,765
     1,500     Morrison Health Care, Inc.
22,312
     1,520     Neogen Corporation +
10,070
     1,075     SMT Health Services, Inc. +
9,541

-----------

142,032

-----------

           MEDICAL SUPPLIES - 1.4%
       550     Sabratek Corporation +
12,031
       400     SeaMED Corporation +
6,800

-----------

18,831

-----------
           METAL PROCESSING - 0.9%
     1,190     SIFCO Industries, Inc. +
12,495

-----------

           OIL & GAS - 1.0%
     1,480     American Oilfield Divers Inc.
13,320

-----------

           PHARMACEUTICALS - 3.6%
     5,000     ChiRex Inc. +
49,375

-----------

           RETAIL - 3.8%
     1,000     Mazel Stores, Inc.
14,500
     2,200     Rent-Way, Inc. +
22,825
     5,070     Shop At Home, Inc.
15,210

-----------

52,535

-----------
           TECHNOLOGY - 7.0%
     2,300     Ault, Inc. +
16,963
     1,650     Datum, Inc. +
38,362
     1,970     Excel Technology, Inc. +
15,021
     1,170     Spectran Corporation +
16,672
       850     Thermo Sentron, Inc. +
9,456

-----------

96,474

-----------
           TELECOMMUNICATIONS - 9.7%
     1,800     ACE*COMM Corporation
20,700
     1,340     Inter-Tel, Inc.
16,750
       650     JPM Company
11,863
     2,380     KHV Industries, Inc.
13,685
     6,800     TALX Corporation +
43,350
     1,970     ViaSat, Inc.
18,715
     1,450     Wave Technologies International, Inc. +
8,338

-----------

133,401

-----------
           TEXTILES - 1.4%
       740     Conso Products Company +
10,082
       800     Cutter & Buck, Inc. +
9,600

-----------

19,682

-----------
           TRANSPORTATION - TRUCKING - 0.7%
       630     US Xpress Enterprises, Inc. +
9,450

-----------

           WIRELESS EQUIPMENT - 1.0%
       780     Electromagnetic Sciences, Inc.
13,260

-----------
TOTAL COMMON STOCKS (Cost $1,253,605)
1,208,624

-----------

SHORT-TERM INVESTMENT - 3.5%   (Cost $48,233)
    48,233     Dreyfus Cash Management Plus Fund
48,233

-----------


TOTAL INVESTMENTS (Cost $1,301,838*)                  91.5%
1,256,857
OTHER ASSETS AND LIABILITIES (Net)                     8.5
116,546
                                                     =====
===========
NET ASSETS                                           100.0%
$ 1,373,403
                                                     =====
===========

------------
*  Aggregate cost for Federal tax purposes.
+  Non-income producing security

                        See Notes to Financial Statements.

MUNDER SMALL-CAP VALUE FUND
  PORTFOLIO OF INVESTMENTS, APRIL 30, 1997 (UNAUDITED)

==================================================================
==============

Shares
Value
------------------------------------------------------------------
--------------
COMMON STOCKS - 44.7%
               AEROSPACE - 0.5%
    13,200     Rohr Industries, Inc. +
$   206,250

-----------

               AIRLINES - 0.9%
    10,000     Midwest Express Holdings, Inc. +
412,500

-----------

               AUTOMOBILE PARTS & EQUIPMENT - 1.6%
    35,900     Control Devices, Inc. +
444,263
    18,200     Strattec Security Corporation +
304,850

-----------

749,113

-----------
               BANKING AND FINANCIAL SERVICES - 7.1%
    13,180     Carolina First Corporation
210,880
    10,900     Charter Financial Inc.
193,475
     5,200     Coast Savings Financial Inc. +
209,300
    17,800     Commonwealth Bancorp Inc.
255,875
    24,000     Flagstar Bancorp, Inc.
312,000
    43,900     Long Beach Financial Corporation +
299,069
     6,200     Long Island Bancorp, Inc.
210,800
    13,600     McDonald & Company Investments
489,600
    12,900     Metris Companies Inc. +
322,500
     7,100     Ocean Financial Corporation +
209,894
    13,630     Primary Bank +
323,712
     2,600     SIS Bancorp, Inc. +
67,600
    13,000     Statewide Financial Corporation
202,312

-----------

3,307,017

-----------
               BUILDING MATERIALS - 2.4%
    27,000     Dayton Superior Corporation+
313,875
    16,700     U.S. Home Corporation +
411,238
    31,600     Universal Forest Products, Inc.
402,900

-----------

1,128,013

-----------
               CHEMICALS - 1.5%
    31,900     General Chemical Group Inc.
709,775

-----------

               COMPUTER HARDWARE, SOFTWARE OR SERVICES - 1.5%
    35,700     Sandisk Corporation +
455,175
    10,700     3D Labs Inc., Ltd. +
251,450

-----------

706,625

-----------
               COMMERCIAL SERVICES - 1.9%
    45,000     First Aviation Services, Inc.
382,500
    21,400     Steiner Leisure Ltd.
518,950

-----------

901,450

-----------

               CONSUMER DURABLES - 0.3%
    15,810     Lifetime Hoan Corporation +
130,432

-----------
               DIVERSIFIED INDUSTRIAL - 2.3%
    16,400     Griffon Corporation +
198,850
    34,600     JLG Industries, Inc.
432,500
    16,300     Watts Industries, Inc.
415,650

-----------

1,047,000

-----------
               ELECTRONICS - 1.7%
    15,800     Checkmate Electronics, Inc. +
195,525
    13,800     Integrated Process Equipment Corporation
188,025
    17,100     Microsemi Corporation +
215,887
    17,100     Pioneer-Standard Electronics, Inc.
209,475

-----------

808,912

-----------
               FOOD AND BEVERAGES - 2.1%
    28,100     Hudson Foods, Inc.
435,550
    18,200     J&J Snack Foods Corporation +
232,050
    16,300     Worthington Foods, Inc.
307,662

-----------

975,262

-----------
               HEALTH CARE - 1.2%
    28,500     Trigon Healthcare, Inc.
541,500

-----------

               HOME FURNISHINGS - 0.9%
    11,900     Toro Company
416,500

-----------

               INSURANCE - 3.3%
     7,100     Executive Risk, Inc.
321,275
    17,900     IPC Holdings Ltd.
411,700
    10,600     NAC Re Corporation
410,750
    14,000     Philadelphia Consolidated Holding Corporation +
416,500

-----------

1,560,225

-----------
               MANUFACTURING - 1.0%
    10,200     Core Industries Inc.
150,450
    20,700     Foamex International, Inc.
297,563

-----------

448,013

-----------
               MEDICAL SUPPLIES - 2.0%
    26,200     Bindley Western Industries, Inc.
491,250
    29,900     Sullivan Dental Products, Inc.
441,025

-----------

932,275

-----------
               METALS AND METAL PROCESSING - 1.2%
   146,100     Recycling Industries, Inc. +
187,191
    64,400     UNR Industries, Inc.
394,450

-----------

581,641

-----------
               OIL AND GAS - 3.0%
     3,000     Cliffs Drilling Company +
183,000
    10,400     Colonial Gas Company
208,000
     8,600     Houston Exploration Company +
107,500
     5,900     Marine Drilling Companies, Inc. +
92,925
     6,600     North Carolina Natural Gas Corporation
195,525
     8,700     Southern Union Company +
207,712
    12,400     Southwest Gas Corporation
206,150
    10,200     Veritas DGC Inc. +
196,350

-----------

1,397,162

-----------
               REAL ESTATE - 3.0%
     4,400     Bay Apartment Communities, Inc.
147,400
     5,600     Developers Diversified Realty Corporation
206,500
     8,400     Golf Trust of America
214,200
     7,800     JP Realty, Inc.
197,925
    12,900     Kilroy Realty Corp. +
303,150
    13,000     Prentiss Properties Trust
307,125

-----------

1,376,300

-----------
               RECREATION - 0.5%
     8,100     K2, Inc.
211,613

-----------

               RETAIL - 1.4%
    16,300     Mazel Stores, Inc.
236,350
    21,300     Pier 1 Imports, Inc.
420,675

-----------

657,025

-----------
               TELECOMMUNICATIONS - 2.1%
    75,800     Century Communication Corporation, Class A +
307,937
    17,900     REMEC, Inc.
411,700
    29,200     ViaSat, Inc.
277,400

-----------

997,037

-----------
               TRANSPORTATION - 1.3%
    32,900     MotivePower Industries Inc.
386,575
    12,400     Roadway Express, Inc.
217,000

-----------

603,575

-----------
  TOTAL COMMON STOCKS (Cost $21,222,344)
20,805,215

-----------

PRINCIPAL
AMOUNT
---------------------
REPURCHASE AGREEMENT - 4.3%   (COST $2,025,160)
$2,025,160     Agreement with Lehman Brothers Inc., 5.400%
               dated 04/30/1997 to be repurchased at
               $2,025,464 on 05/01/1997, collateralized by
               $2,065,000 U.S. Treasury Notes,
               6.370% due 04/30/1999 (value $2,066,301)
2,025,160

-----------

TOTAL INVESTMENTS (Cost $23,247,504*)                 49.0%
22,830,375
OTHER ASSETS AND LIABILITIES (Net)                    51.0
23,753,333
                                                     =====
===========
NET ASSETS                                           100.0%
$46,583,708
                                                     =====
===========
-----------------
*  Aggregate cost for Federal tax purposes.
+  Non-income producing security

                             See Notes to Financial Statements.



         The Munder Funds
                    Statement of Assets and Liabilities, Period
Ended April 30, 1997 (Unaudi


                                                 Munder
Munder
                                                 Micro-Cap
Small-Cap
                                                 Equity
Value
                                                 Fund
Fund

ASSETS:
Investments, at value
    See accompanying schedule:
      Securities.............................  $
1,256,857  $          20,805,215
      Repurchase Agreement...................           -
2,025,160
Total investments............................
1,256,857             22,830,375
Cash.........................................             -
198
Dividends and interest receivable............
169                  3,695
Receivable for investments securities sold...
64,230                 61,776
Receivable for Fund shares sold..............
53,610             24,481,319
Receivable from investment advisor...........
20,076                 17,235
Prepaid expenses ............................
36,747                 36,843
                    Total Assets.............
1,431,689             47,431,441

LIABILITIES:
Payable for investment securities purchased..
45,980                821,643
Investment advisory fee payable .............
1,046                 11,353
Administration fee payable ..................
120                  1,710
Distribution fees payable ...................
114                    248
Shareholder servicing fees payable ..........
15                  1,646
Transfer agent fee payable ..................
68                    315
Custodian fees payable ......................
4,983                  4,132
Legal and audit fees payable.................
392                    719
Accrued expenses and other payables..........
5,568                  5,967
                     Total Liabilities ......
58,286                847,733

NET ASSET ...................................  $
1,373,403  $          46,583,708

Investments, at cost.........................  $
1,301,838  $          23,247,504















See Notes to Financial Statements.



         The Munder Funds
                    Statement of Assets and Liabilities, Period
Ended April 30, 1997 (Unaudi
               (Continued)

                                                 Munder
Munder
                                                 Micro-Cap
Small-Cap
                                                 Equity
Value
                                                 Fund
Fund
NET ASSETS consist of:
Undistributed net investment income/(loss)...  $
(2,009) $              21,524
Accumulated net realized loss on investments
(61,039)                (9,476)
Net unrealized depreciation of investments...
(44,981)              (417,129)
Par value....................................
1,405                 44,239
Paid-in capital in excess of par value ......
1,480,027             46,944,550
                                              $
1,373,403 $           46,583,708

NET ASSETS:
Class A Shares...............................  $
77,070  $             664,772
Class B Shares...............................  $
129,273  $             124,345
Class C Shares...............................  $
8,843  $              25,349
Class K Shares...............................  $
112,781  $          33,996,432
Class Y Shares...............................  $
1,045,436  $          11,772,810

SHARES OUTSTANDING:
Class A Shares...............................
7,887                 63,149
Class B Shares...............................
13,245                 11,825
Class C Shares...............................
905                  2,410
Class K Shares...............................
11,541              3,228,503
Class Y Shares...............................
106,960              1,118,025

CLASS A SHARES:
Net asset value and redemption price per share $
9.77  $               10.53

Maximum sales charge..........................
5.50%                  5.50%
Maximum offering price per share.............. $
10.34  $               11.14

CLASS B SHARES:
Net asset value and offering price per share * $
9.76  $               10.52

CLASS C SHARES:
Net asset value and offering price per share * $
9.77  $               10.52

CLASS K SHARES:
Net asset value, offering price and redemption $
9.77  $               10.53

CLASS  Y SHARES:
Net asset value, offering price and redemption $
9.77  $               10.53

* Redemption price per share is equal to Net Asset Value less any applicable contingent defe

See Notes to Financial Statements.



         The Munder Funds
                    Statement of Operations, Period Ended April
30, 1997 (Unaudited)


                                                 Munder
Munder
                                                 Micro-Cap
Small-Cap
                                                 Equity
Value
                                                 Fund(a)
Fund(a)


INVESTMENT INCOME:
Interest..................................... $
1,330 $               31,282
Dividends....................................
634                 22,283
                         Total Investment Inc
1,964                 53,565

EXPENSES:
Distribution and shareholder servicing fees:
      Class A Shares.........................
36                    158
      Class B Shares.........................
151                    183
      Class C Shares.........................
4                     29
Shareholder servicing fees :
      Class K Shares.........................
74                  2,652
Investment advisory fee .....................
2,963                 21,793
Administration fee ..........................
336                  3,277
Transfer agent fee ..........................
110                    592
Custodian fees ..............................
7,268                  6,398
Legal and audit fees ........................
2,708                  3,035
Directors' fees and expenses ................
13                    121
Registration and filing fees.................
24,045                 24,149
Other........................................
744                  1,309
                       Total Expenses .......
38,452                 63,696
Expenses reimbursed by investment advisor....
(34,479)               (31,655)
                       Net Expenses..........
3,973                 32,041
NET INVESTMENT INCOME/(LO....................
(2,009)                21,524

NET REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS:
Net realized loss from security transactions.
(61,039)                (9,476)
Net change in unrealized depreciation of secu
(44,981)              (417,129)
Net realized and unrealized loss on investmen
(106,020)              (426,605)
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIO..............................  $
(108,029) $            (405,081)

(a) Munder Micro-Cap Equity Fund and Munder Small-Cap Value Fund commenced operations on De










See Notes to Financial Statements.



         The Munder Funds
                    Statement of Change in Net Assets, Period
Ended April 30, 1997 (Unaudite


                                                 Munder
Munder
                                                 Micro-Cap
Small-Cap
                                                 Equity
Value
                                                 Fund(a)
Fund(a)
Net investment income/(loss).................  $
(2,009) $              21,524
Net realized loss on investments sold........
(61,039)                (9,476)
Net change in unrealized depreciation of inve
(44,981)              (417,129)

Net decrease in net assets resulting from ope
(108,029)              (405,081)
Net increase in net assets from Fund share tr
        Class A Shares.......................
83,818                668,493
        Class B Shares.......................
138,070                128,544
        Class C Shares.......................
9,020                 25,406
        Class K Shares.......................
121,477             34,224,711
        Class Y Shares.......................
1,129,047             11,941,635
Net increase in net assets...................
1,373,403             46,583,708
NET ASSETS:
Beginning of period..........................             -
-

End of period ...............................  $
1,373,403  $          46,583,708
Undistributed net investment income/(loss)...  $
(2,009) $              21,524

(a) Munder Micro-Cap Equity Fund and Munder Small-Cap Value Fund commenced operations on De




























See Notes to Financial Statements.





                        The Munder Funds
                                Statements of Changes- Capital
Stock Activity, Period Ended April 30, 1997
(Unaudited)


                                                Munder
Munder
                                                Micro-Cap
Small-Cap
                                                Equity
Value

                                          Fund(a)
Fund(b)

  Class A Shares:                  Shares                 Amount

Shares                 Amount
  Sold...................                 7,887
$83,818                      66,946               $708,298
  Issued as reinvestment             -                      -
-                      -
  Redeemed...............            -         -
(3,797)               (39,805)

  Net increase...........                 7,887
$83,818                      63,149               $668,493

  Class B Shares:
  Sold...................                13,245
$138,070                      11,441               $124,543
  Issued as reinvestment             -         -
384                  4,001
  Redeemed...............            -          -
-                      -

  Net increase...........                13,245
$138,070                      11,825               $128,544

  Class C Shares:
  Sold...................                   905
$9,020                       2,410                $25,406
  Issued as reinvestment             -                      -
-                      -
  Redeemed...............            -            -
-                      -

  Net increase...........                   905
$9,020                       2,410                $25,406

  Class K Shares:
  Sold...................                16,120
$167,127                   3,236,526            $34,309,115
  Issued as reinvestment       -                -
-                      -
  Redeemed...............                (4,579)
(45,650)                     (8,023)               (84,404)

  Net increase...........                11,541
$121,477                   3,228,503
$34,224,711

  Class Y Shares:
  Sold...................               110,344
$1,163,525                   1,154,877
$12,326,182
  Issued as reinvestment             -            -
-                      -
  Redeemed...............                (3,384)
(34,478)                    (36,852)              (384,547)

  Net increase...........               106,960
$1,129,047                   1,118,025
$11,941,635

  (aMunder Micro-Cap Equity Fund Class A Shares, Class B Shares, Class C Shares, Class K
Shares and Class Y Shares
    commenced operations on December 26, 1996, February 24, 1997, March 31, 1997, December
31, 1996, and
    December 26, 1996, respectively.
  (bMunder Small-Cap Value Fund Class A Shares, Class B Shares, Class C Shares, Class K
Shares and Class Y Shares
    commenced operations on January 10, 1996, February 11, 1997, January 13, 1997, December
31, 1996, and
    December 26, 1996, respectively.

MUNDER MICRO-CAP EQUITY FUND
 FINANCIAL HIGHLIGHTS, FOR A SHARE OUTSTANDING THROUGHOUT THE
PERIOD (UNAUDITED)
==================================================================
=============


CLASS             CLASS             CLASS            CLASS
                                                              A
SHARES          B SHARES         C SHARES          Y SHARES
                                                             -----
------       -----------       ----------       -----------

PERIOD            PERIOD           PERIOD            PERIOD

ENDED             ENDED             ENDED            ENDED

4/30/97(a,e)      4/30/97(a,e)      4/30/97(a,e)     4/30/97(a,e)
                                                             -----
-----------------------------------------------------------
Net asset value, beginning of period .................        $
10.00          $ 11.00            $ 10.13         $ 10.00
                                                              ----
---          -------            -------         -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss ..................................
(0.02)           (0.02)             (0.02)          (0.01)
Net realized and unrealized loss on investments ......
(0.21)           (1.22)             (0.34)          (0.22)
                                                              ----
---          -------            -------         -------
Total from investment operations .....................
(0.23)           (1.24)             (0.36)          (0.23)
                                                              ----
---          -------            -------         -------
LESS DISTRIBUTIONS:
Dividends from net investment income .................
--               --                 --              --
                                                              ----
---          -------            -------         -------
Total distributions ..................................
--               --                 --              --
                                                              ----
---          -------            -------         -------
Net asset value, end of period .......................        $
9.77          $  9.76            $  9.77         $  9.77

=======          =======            =======         =======
TOTAL RETURN (B) .....................................
(2.30)%         (11.27)%            (3.55)%         (2.30)%

=======          =======            =======         =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .................
$77             $129                 $9          $1,045
Ratio of operating expenses to average net assets ....
1.50%(c)         2.25% (c)          2.25%(c)        1.25% (c)
Ratio of net investment loss to average net assets ...
(0.84)%(c)       (1.59)% (c)        (1.59)%(c)      (0.59)% (c)
Portfolio turnover rate ..............................
59%              59%                59%             59%
Ratio of operating expenses to average net assets
    without expenses reimbursed by investment advisor
13.14%(c)        13.89% (c)         13.89%(c)       12.89%(c)
Average commission rate (d) ..........................
$0.0562          $0.0562            $0.0562         $0.0562

=======          =======            =======         =======

-----------------------
(a) Munder Micro-Cap Equity Fund Class A Shares, Class B Shares,
Class C Shares, and Class Y Shares commenced operations
    on December 26, 1996, February 24, 1997, March 31, 1997, and
December 26, 1996, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales
    charges.
(c) Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per
    share data for the period since the use of the undistributed net investment income method did not accord with the
    results of operations.
                                            See Notes to Financial
Statements.

MUNDER MICRO-CAP EQUITY FUND
 FINANCIAL HIGHLIGHTS, FOR A SHARE OUTSTANDING THROUGHOUT THE
PERIOD (UNAUDITED)

==================================================================
=============


CLASS

K SHARES

-----------

PERIOD

ENDED

4/30/97(a,e)

-----------

Net asset value, beginning of period.........................
$ 10.11

-------
Income from investment operations:
Net investment loss..........................................
(0.02)
Net realized and unrealized loss on investments..............
(0.32)

-------
Total from investment operations.............................
(0.34)

-------
Less distributions:
Dividends from net investment income.........................
--

-------
Total distributions..........................................
--

-------
Net asset value, end of period...............................
$  9.77

=======
Total return (b)  ...........................................
(3.36)%

=======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).........................
$113
Ratio of operating expenses to average net assets............
1.50%(c)
Ratio of net investment loss to average net assets...........
(0.84)%(c)
Portfolio turnover rate......................................
59%
Ratio of operating expenses to average net assets without
    expenses reimbursed by investment advisor................
13.14%(c)
Average commission rate (d)..................................
$0.0562

---------------------
(a) Munder Micro-Cap Equity Fund Class K Shares commenced operations on December
    31, 1996.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                       See Notes to Financial Statements.

MUNDER SMALL-CAP VALUE FUND
 FINANCIAL HIGHLIGHTS, FOR A SHARE OUTSTANDING THROUGHOUT THE
PERIOD (UNAUDITED)
==================================================================
==============

                                                             CLASS
CLASS                 CLASS              CLASS
                                                            A
SHARES           B SHARES              C SHARES           Y SHARES
                                                          --------
---         ----------            -----------        ----------
                                                            PERIOD
PERIOD                PERIOD             PERIOD
                                                            ENDED
ENDED                 ENDED              ENDED

4/30/97(a)          4/30/97(a)            4/30/97(a)
4/30/97(a)
                                                          --------
--------------------------------------------------------------
Net asset value, beginning of period .................     $ 10.22
$ 10.76               $ 10.22            $ 10.00
                                                           -------
-------               -------            -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ................................
0.00(e)             0.00(e)               0.00(e)            0.01
Net realized and unrealized gain/(loss) on investments        0.31
(0.24)                 0.30               0.52
                                                           -------
-------               -------            -------
Total from investment operations .....................        0.31
(0.24)                 0.30               0.53
                                                           -------
-------               -------            -------
LESS DISTRIBUTIONS:
Dividends from net investment income .................        --
--                    --                 --
                                                           -------
-------               -------            -------
Total distributions ..................................        --
--                    --                 --
                                                           -------
-------               -------            -------
Net asset value, end of period .......................     $ 10.53
$ 10.52               $ 10.52            $ 10.53
                                                           =======
=======               =======            =======
TOTAL RETURN (B) ............
3.03%              (2.23)%                2.94%              5.30%
                                                           =======
=======               =======            =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .................        $665
$124                   $25            $11,773
                                                           -------
-------               -------            -------
Ratio of operating expenses to average net assets ....
1.25%(c)            2.00%(c)             2.00%(c)
1.00%(c)
Ratio of net investment income/(loss) to average net
  assets .............................................
0.60%(c)           (0.15)%(c)           (0.15)%(c)
0.85%(c)
Portfolio turnover rate ..............................
21%                 21%                   21%                21%
                                                           -------
-------               -------            -------
Ratio of operating expenses to average net assets
    without expenses reimbursed by investment advisor
2.35%(c)            3.10%(c)             3.10% (c)
2.10%(c)
Average commission rate (d) ..........................     $0.0364
$0.0364               $0.0364            $0.0364

-------------------------
(a) Munder Small-Cap Value Fund Class A Shares, Class B Shares,
Class C Shares, and Class Y Shares commenced operations on
    January 10, 1997, February 11, 1997, January 13, 1997, and
December 31, 1996, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.
(e) Amount represents less than $0.01 per share.

                                               See Notes to
Financial Statements.

MUNDER SMALL-CAP VALUE FUND
 FINANCIAL HIGHLIGHTS, FOR A SHARE OUTSTANDING THROUGHOUT THE
PERIOD (UNAUDITED)

==================================================================
=============


CLASS

K SHARES

----------

PERIOD

ENDED

4/30/97(a)

----------

Net asset value, beginning of period ......................
$   10.08

---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..........................
0.00(e)
Net realized and unrealized gain/(loss) on investments ....
0.45

---------
Total from investment operations ..........................
0.45

---------
LESS DISTRIBUTIONS:
Dividends from net investment income ......................
--

---------
Total distributions .......................................
--

---------
Net asset value, end of period ............................
$   10.53

=========
TOTAL RETURN (b) ..........................................
4.46%

=========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ......................
$33,996
Ratio of operating expenses to average net assets .........
1.25%(c)
Ratio of net investment income/(loss) to average net assets
0.60%(c)
Portfolio turnover rate ...................................
21%
Ratio of operating expenses to average net assets
    without expenses reimbursed by investment advisor .....
2.35%(c)
Average commission rate (d) ...............................
$0.0364

------------------
(a) Munder Small-Cap Value Fund Class K Shares commenced operations on December
    31, 1996.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.
(e) Amount represents less than $0.01 per share.

THE MUNDER FUNDS
NOTES TO FINANCIAL STATEMENTS, APRIL 30, 1997 (UNAUDITED)

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      The Munder Funds, Inc. (the "Company") is registered under the Investment
Company Act of 1940, as amended, (the "1940 Act"), as an open-end investment company, which was organized as a Maryland corporation on November 18, 1992. The
Company consists of fourteen portfolios currently in operation. Information presented in these financial statements pertains only to Munder Micro-Cap Equity
Fund and Munder Small-Cap Value Fund (each a "Fund", and collectively, the
"Funds").

      The Funds offer five classes of shares -- Class A, Class B,
Class C, Class
K and Class Y Shares. Each class of shares has identical rights and privileges, except with respect to the effect of the respective sales charges to each class, the distribution fees borne by each class, expenses allocable exclusively to each class, voting rights on matters affecting a single class and the exchange privileges of each class. Each Fund is classified as a diversified management investment company under the 1940 Act.

      The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

      Security Valuation: Securities traded on a recognized stock exchange or on the NASDAQ National Market System ("NASDAQ") are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market as of the close of business on the date of the valuation. Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices.
Restricted securities and securities and assets for which market quotations are not readily available, are valued at fair value by the advisor, under the supervision of the Board of Directors. Portfolio securities primarily traded on the London Stock Exchange are generally valued at the mid-price between the current bid and asked prices. Portfolio securities that are primarily traded on foreign securities exchanges, other than the London Stock Exchange, are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined through the consideration of other factors by or under the direction of the Board of Directors.

      Repurchase Agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period.
This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the Fund seeks to assert its rights. The
Fund's investment advisor, acting under the supervision of the Board of
Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements to evaluate potential risks.

      Security Transactions and Investment Income: Security transactions are recorded on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date.
General expenses of the Funds are allocated to each Fund based upon relative net assets of each Fund. Operating expenses of each Fund directly attributable to a class of shares are charged to that class' operations. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes based on the relative average net assets of each class.

      Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid at least annually by the Funds. Each Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a
Fund as a whole.

      Federal Income Taxes: Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders.
Therefore, no Federal income or excise tax provision is required.

2.    INVESTMENT ADVISOR, ADMINISTRATOR, CUSTODIAN, TRANSFER AGENT
AND OTHER
      RELATED PARTY TRANSACTIONS

      Munder Capital Management (the "Advisor"), an independent investment management firm, serves as each Fund's investment advisor. For its advisory services, the Advisor is entitled to receive from each Fund a fee, computed daily and payable monthly, based on the average daily net assets of the respective Fund, at the following annual rates:
                                                              FEES
ON AVERAGE

DAILY NET ASSETS
                                                              ----
------------
Munder Micro-Cap Equity Fund..........................
1.00%
Munder Small-Cap Value Fund...........................
0.75%

      For the period ended April 30, 1997, the Advisor reimbursed expenses of
$34,479 and $31,655 for the Munder Micro-Cap Equity Fund and the
Munder
Small-Cap Value Fund, respectively.

      First Data Investor Services Group, Inc. ("First Data") (the "Administrator"), serves as the Funds' administrator and assists in all aspects of their administration and operations. First Data also serves as the Funds' transfer agent and dividend disbursing agent ("Transfer Agent").

      As compensation for its services, the Administrator and Transfer Agent are entitled to receive fees, based on the aggregate average daily net assets of the
Funds and certain other investment portfolios that are advised by the Advisor and for which First Data provides services, computed daily and payable monthly, at an annual rate of 0.12% of the first $2.8 billion of net assets, plus 0.105% of the next $2.2 billion of net assets, plus 0.10% of all net assets in excess of $5 billion with a $1.2 million minimum fee per annum in the aggregate for all portfolios with respect to the Administrator; 0.02% of the first $2.8 billion of net assets, plus 0.015% of the next $2.2 billion of net assets, plus 0.01% of net assets in excess of $5 billion with a $120,000 minimum fee per annum in the aggregate for all portfolios with respect to the Transfer Agent. The Transfer
Agent and Administrator are also entitled to reimbursement for out-of-pocket expenses. The Administrator has entered into a Sub-Administration Agreement with
Funds Distributor, Inc. ("FDI" or the "Distributor") under which FDI provides certain administrative services with respect to the Funds. The Administrator pays FDI a fee for these services out of its own resources at no additional cost to the Funds.

      Comerica Bank ("Comerica") provides custodial services to the Funds. As compensation for its services, Comerica is entitled to receive fees, based on the aggregate average daily net assets of the Funds and certain other investment portfolios advised by the Advisor for which Comerica provides services, computed daily and payable monthly at an annual rate of 0.03% of the first $100 million of average daily net assets, plus 0.02% of the next $500 million of net assets, and 0.01% of net assets in excess of $600 million. Comerica also receives certain transaction based fees. Comerica earned $13,666 for its services to the
Funds for the period ended April 30, 1997. Morgan Stanley Trust
Company ("Morgan
Stanley") serves as the custodian of foreign securities for the Funds.

      Each Director of the Company is paid an aggregate fee consisting of a
$20,000 annual retainer for services in such capacity plus $1,500 for each meeting attended per year, plus out-of-pocket expenses incurred as a Board member, for services provided as a Board member of the Company, Munder Funds
Trust, St. Clair Funds, Inc. and Munder Framlington Funds Trust. The Directors are also reimbursed for any expenses incurred by them in connection with their duties as Directors. No officer, director or employee of the Advisor, Comerica,
Morgan Stanley, FDI or First Data currently receives any compensation from THE
COMPANY.

3.    SHAREHOLDER DISTRIBUTION AND SERVICE PLANS

      FDI serves as the distributor of the Funds' shares. For the period ended
April 30, 1997, the Distributor received $29,831, representing commissions
(sales charges) on sales of Class A Shares of the Funds. For the period ended
April 30, 1997, the Distributor received no contingent deferred sales charges from Class B and Class C Shares of the Funds.

      The Company has adopted Service Plans and Distribution and
Service Plans
(collectively, the "Plans") pursuant to Rule 12b-1, adopted by the Securities and Exchange Commission under the 1940 Act, with respect to the Class A, Class B and Class C Shares. Under the Plans, the Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers and other financial institutions and organizations (collectively, the "Service
Organizations") who provide shareholder services for the Funds. The Plans also permit payments to be made by each Fund to the Distributor for expenditures incurred by the Distributor in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to
Service Organizations to obtain various distribution related services for the
Funds). The Company has also adopted a Shareholder Servicing Plan
(the "Class K
Plan") for the Class K Shares of each Fund. Under the Class K Plans, the Funds are permitted to enter into agreements with institutions that provide shareholder services to their customers. For the period ended April 30, 1997, the contractual rates, as a percentage of average daily net assets, under the
Plans and the Class K Plans are as follows:

                   CLASS A         CLASS B        CLASS C
CLASS K
                    SHARES         SHARES         SHARES
SHARES
                  12B-1 FEES     12B-1 FEES     12B-1 FEES
SERVICE FEES
                  ----------     ----------     ----------      --
----------
Each Fund ...       0.25%            1.00%          1.00%
0.25%

4.    SECURITIES TRANSACTIONS

      For the period ended April 30, 1997, purchases and sales of securities other than short-term investments and U.S. Government securities were as follows:

                                   Cost of Purchases
Proceeds from Sales
Munder Micro-Cap Equity Fund ......   $ 1,677,551               $
362,907
Munder Small-Cap Value Fund .......    22,687,462
1,455,642

      At April 30, 1997, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value for Federal income tax purposes was as follows:

                                             Tax Basis
Tax Basis
                                            Unrealized
Unrealized
                                           Appreciation
Depreciation
Munder Micro-Cap Equity Fund .........       $ 73,008
$117,989
Munder Small-Cap Value Fund ..........        471,819
888,948




Munder International Bond Fund
Portfolio of Investments, December 31, 1996 (Unaudited)


Principal
Amount
Value
----------
----------

FOREIGN BONDS AND NOTES -- 88.0%

Australia -- 1.2%
     Government -- 1.2%
AUD           500,000   Queensland Treasury Corporation,
                          Government Bond, Series 5,
                          6.500% due 06/14/2005
$      370,971

--------------
Belguim -- 3.5%
     Government -- 3.5%
BEL        28,000,000   Kingdom of Belgium, Series 10,
                          8.750% due 06/25/2002
1,041,633

--------------
Canada -- 8.5%
     Government -- 8.5%
                        Government of Canada:
CAD           850,000     Series A60,
                          6.500% due 09/01/1998
644,319
            2,000,000     6.500% due 06/01/2004
1,489,541
              500,000     8.000% due 06/01/2023
406,155

--------------

2,540,015

--------------
Denmark -- 2.2%
     Government -- 2.2%
DKK         3,500,000   Kingdom of Denmark,
                          8.000% due 05/15/2003
658,736

--------------

Finland -- 0.9%
     Government -- 0.9%
FIM         1,000,000   Republic of Finland,
                          9.500% due 03/15/2004
263,717

--------------

France -- 2.8%
     Government -- 2.8%
FRF         3,600,000   Government of France,
                          8.500% due 12/26/2012
845,586

--------------

Germany -- 20.1%
     Finance -- 3.8%
DEM         1,700,000   Suedwest LB Capital Markets,
                          5.000% due 02/08/1999
1,133,665

     Government -- 12.2%
            2,500,000   Federal Republic of Germany, Series 95,
                          6.500% due 10/14/2005
1,703,545
            2,600,000   German Unity Fund,
                          8.000% due 01/21/2002
1,923,579



     Supranational -- 4.1%
DEM         1,750,000   International Bank of Reconstruction
                          & Development,
                          7.250% due 10/13/1999
1,231,602

--------------

5,992,391

--------------

Italy -- 8.8%
     Government -- 8.8%
                        Government of Italy:
ITL     1,800,000,000     10.000% due 08/01/2003
1,356,230
        1,700,000,000     9.500% due 01/01/2005
1,259,591

--------------

2,615,821

--------------

Japan -- 17.9%
     Finance -- 1.6%
JPY        50,000,000   Development Bank of Japan,
                          5.000% due 10/01/1999
478,424

     Government -- 16.3%
                        Government of Japan, 10-Year Issue:
          225,000,000     Series 142,
                          6.700% due 09/20/2001
2,380,947
          250,000,000     Series 161,
                          4.700% due 09/22/2003
2,482,946

--------------

5,342,317

--------------

Netherlands -- 4.3%
     Government -- 4.3%
NLG         1,900,000   Government of Netherlands, Series 2,
                          8.250% due 06/15/2002
1,272,679

--------------

Spain -- 3.4%
     Government -- 3.4%
ESP       110,000,000   Government of Spain,
                          10.500% due 10/30/2003
1,030,056

--------------

Sweden -- 2.4%
     Government -- 2.4%
SEK         5,000,000   Government of Sweden, Series 1038,
                          6.500% due 10/25/2006
722,158

--------------

United Kingdom -- 12.0%
     Finance -- 4.4%
GBP       750,000  General Electric Capital Corporation,
                     7.500% due 12/01/1998
1,293,310



GBP  Government -- 3.1%
         525,000   United Kingdom Treasury,
                     8.000% due 06/07/2021
936,991

     Supranational -- 4.5%
         750,000   European Investment Bank,
                     8.500% due 11/06/2001
1,342,171

--------------

3,572,472

--------------

TOTAL FOREIGN BONDS AND NOTES
  (Cost $26,003,534)
26,268,552

--------------

GOVERNMENT AGENCY OBLIGATIONS -- 6.1%

JPY   130,000,000  Federal National Mortgage Association,
                   Global Bond,
                     2.000% due 12/20/1999
1,150,963
DEM     1,000,000  Tennessee Valley Authority, Global Bond,
                     6.375% due 09/18/2006
665,237

--------------

TOTAL GOVERNMENT AGENCY OBLIGATIONS
  (Cost $1,841,996)
1,816,200

--------------

REPURCHASE AGREEMENT -- 3.8%
  (Cost $1,122,000)

U.S.    $1,122,000 Agreement with Morgan (J.P.) & Company,
                     5.750% dated  12/31/1996 to be repurchased
                     at $1,122,358 on 01/02/1997,
                     collateralized by $979,000 U.S.
                     Treasury Bond, 8.125% due 05/15/2020
                     (value $1,155,594)
1,122,000

--------------

TOTAL INVESTMENTS (Cost $28,967,530*)                 97.9%
29,206,752
OTHER ASSETS AND LIABILITIES (Net)                     2.1
628,077
                                                     -----
--------------
NET ASSETS                                           100.0%
$   29,834,829
                                                     =====
==============

----------------
* Aggregate cost for Federal tax purposes.

ABBREVIATIONS:
AUD --   Australian Dollar
BEL --   Belgian Francs
CAD --   Canadian Dollar
         German Deutsche
DEM --   Mark
DKK --   Danish Krone
ESP --   Spanish Peseta
FIM --   Finnish Markka
FRF --   French Franc
         Great British
GBP --   Pound
ITL --   Italian Lira
JPY --   Japanese Yen
         Netherlands
NLG --   Guilder
SEK --   Swedish Krona

See Notes to Financial Statements.





The Munder Funds
Statements of Assets and Liabilities, Period Ended December 31,
1996
(Unaudited)


                                               INCOME FUNDS
                                               ------------
                                               Munder
                                               International
                                               Bond
                                               Fund
                                               -------------
ASSETS:
Investments, at value
  See accompanying schedules:
    Securities .............................     $28,084,752
    Repurchase Agreements ..................       1,122,000
                                                 -----------
Total Investments ..........................      29,206,752
Cash .......................................             974
Interest receivable ........................         613,355
Dividends receivable .......................          --
Receivable for investment securities sold ..          --
Receivable for Fund shares sold ............          --
Unamortized organization cost ..............          --
Prepaid expenses ...........................          45,792
                                                ------------
      Total Assets .........................      29,866,873
                                                ------------
LIABILITIES:
Payable for Fund shares redeemed ...........          --
Investment advisory fee payable ............          23,535
Administration fee payable .................           2,756
Shareholder servicing fees payable .........          --
Distribution fees payable ..................               2
Transfer agent fee payable .................             818
Custodian fees payable .....................           1,161
Legal and audit fees payable ...............           2,191
Due to custodian ...........................          --
Accrued Trustees'/Directors' fees and
  expenses .................................             106
Accrued expenses and other payables ........           1,475
                                                 -----------
      Total Liabilities ....................          32,044
                                                 -----------
NET ASSETS .................................     $29,834,829
                                                 ===========
Investments, at cost .......................     $28,967,530
                                                 ===========

See Notes to Financial Statements.



The Munder Funds
Statements of Assets and Liabilities, Period Ended December 31,
1996
(Unaudited)
(Continued)



INCOME FUNDS
                                                                 -
------------

Munder

International

Bond

Fund
                                                                 -
------------
NET ASSETS  consist of:
Undistributed net investment
  income/(distributions in excess of net
  investment income) .........................................   $
31,879
Accumulated net realized gain/(loss) on investments sold .....
140,040
Net unrealized appreciation/(depreciation) of investments ....
234,131
Par value ....................................................
29,354
Paid-in capital in excess of par value .......................
29,399,425
                                                                 -
-----------
                                                                 $
29,834,829

============
NET ASSETS:
Class A Shares ...............................................   $
14,531

============
Class B Shares ...............................................
--

============
Class C Shares ...............................................
--

============
Class K Shares ...............................................
--

============
Class Y Shares ...............................................   $
29,820,298

============
SHARES OUTSTANDING:
Class A Shares ...............................................
1,430

============
Class B Shares ...............................................
--

============
Class C Shares ...............................................
--

============
Class K Shares ...............................................
--

============
Class Y Shares ...............................................
2,934,068

============
CLASS A SHARES:
Net asset value and redemption price per share ...............   $
10.16

============
Maximum sales charge .........................................
4.00%
Maximum offering price per share .............................   $
10.58

============
CLASS B SHARES:
Net asset value and offering price per share* ................
N/A

==========
CLASS C SHARES:
Net asset value and offering price per share* ................
N/A

==========
CLASS K SHARES:
Net asset value, offering price and redemption price per share
N/A

==========
CLASS Y SHARES:
Net asset value, offering price and redemption price per share   $
10.16

=============

* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge ("CDSC").

See Notes to Financial Statements.



The Munder Funds
Statements of Operations, Period Ended December 31, 1996
(Unaudited)



INCOME FUNDS
                                                               ---
----------

Munder

International

Bond

Fund(a)
                                                               ---
----------
INVESTMENT INCOME:
Interest (Net of foreign withholding taxes of $6,444 for
  the Munder International Bond Fund)  .....................   $
327,368
Dividends  .................................................
--
                                                               ---
-------
        Total investment income  ...........................
327,368
                                                               ---
-------
EXPENSES:
Distribution and shareholder servicing fees:
  Class A Shares  ..........................................
6
  Class B Shares  ..........................................
--
  Class C Shares  ..........................................
--
Shareholder servicing fees:
  Class K Shares  ..........................................
--
Investment advisory fee  ...................................
34,212
Administration fee  ........................................
7,753
Transfer agent fee  ........................................
1,208
Custodian fees  ............................................
1,161
Trustees'/Directors' fees and expenses  ....................
253
Amortization of organization costs  ........................
--
Registration and filing fees  ..............................
9,148
Other  .....................................................
4,408
                                                               ---
-------
        Total Expenses  ....................................
58,149
Fees waived by investment advisor  .........................
--
                                                               ---
-------
        Net Expenses  ......................................
58,149
                                                               ---
-------
NET INVESTMENT INCOME  .....................................
269,219
                                                               ---
-------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions  ...................................
159,993
  Forward foreign exchange contracts  ......................
(119,346)
  Foreign currency transactions  ...........................
99,393
Net change in unrealized appreciation/(depreciation) of:
  Securities  ..............................................
239,222
  Foreign currency and net other assets  ...................
(5,091)
                                                               ---
-------
Net realized and unrealized gain on investments  ...........
374,171
                                                               ---
-------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS  ..............................................   $
643,390

==========

(a) The Munder International Bond Fund commenced operations on
October 2,
    1996.

See Notes to Financial Statements.



The Munder Funds
Statements of Changes in Net Assets, Period Ended December 31,
1996 (Unaudited)



INCOME FUNDS
                                                               ---
----------

Munder

International

Bond

Fund(a)
                                                               ---
----------
Net investment income  .....................................    $
269,219
Net realized gain/(loss) on investments sold during the
  period  ..................................................
140,040
Net change in unrealized appreciation of investments during
  the period  ..............................................
234,131
                                                                --
----------
Net increase in net assets resulting from operations  ......
643,390
Dividends to shareholders from net investment income:
  Class A Shares  ..........................................
(111)
  Class B Shares  ..........................................
--
  Class C Shares  ..........................................
--
  Class K Shares  ..........................................
--
  Class Y Shares  ..........................................
(237,229)
Distributions to shareholders from net realized gains:
  Class A Shares  ..........................................
--
  Class B Shares  ..........................................
--
  Class C Shares  ..........................................
--
  Class K Shares  ..........................................
--
  Class Y Shares  ..........................................
--
Net increase/(decrease) in net assets from Fund
  share transactions:
  Class A Shares  ..........................................
14,441
  Class B Shares  ..........................................
--
  Class C Shares  ..........................................
--
  Class K Shares  ..........................................
--
  Class Y Shares  ..........................................
29,414,338
                                                                --
----------
Net increase/(decrease) in net assets  .....................
29,834,829
NET ASSETS:
Beginning of period  .......................................
--
                                                                --
----------
End of period  .............................................    $
29,834,829

============
Undistributed net investment income/(distributions
  in excess of net investment income).......................    $
31,879

============

(a) The Munder International Bond Fund commenced operations on
October 2, 1996.

See Notes to Financial Statements.





The Munder Funds
Statements of Changes - Capital Stock Activity, Period Ended
December 31, 1996
(Unaudited)


                                               INCOME FUNDS
                                               ------------
                                               Munder
                                               International
                                               Bond
                                               Fund(a)
                                               -------------
Amount
Class A Shares:
Sold .......................................    $    14,329
Issued as reinvestment of dividends ........            112
Redeemed ...................................         --
                                                -----------
Net increase ...............................    $    14,441
                                                ===========
Class B Shares:
Sold .......................................         --
Issued as reinvestment of dividends ........         --
Redeemed ...................................         --
                                                -----------
Net increase ...............................         --
                                                ===========
Class C Shares:
Sold .......................................         --
Issued as reinvestment of dividends ........         --
Redeemed ...................................         --
                                                -----------
Net increase ...............................         --
                                                ===========
Class K Shares:
Sold .......................................         --
Issued as reinvestment of dividends ........         --
Redeemed ...................................         --
                                                -----------
Net increase/(decrease) ....................         --
                                                ===========
Class Y Shares:
Sold .......................................    $29,436,263
Issued as reinvestment of dividends ........          5,749
Redeemed ...................................        (27,674)
                                                -----------
Net increase/(decrease) ....................    $29,414,338
                                                ===========

(a) The Munder International Bond Fund Class A Shares and Class Y
Shares
    commenced operations on October 17, 1996 and October 2, 1996, respectively.

See Notes to Financial Statements.



The Munder Funds
Statements of Changes - Capital Stock Activity, Period Ended
December 31, 1996
(Unaudited)
(Continued)

                                                INCOME FUNDS
                                                -------------
                                                Munder
                                                International
                                                Bond
                                                Fund(a)
                                                -------------
Shares
Class A Shares:
Sold .......................................         1,419
Issued as reinvestment of dividends ........            11
Redeemed ...................................         --
                                                ----------
Net increase ...............................         1,430
                                                ==========
Class B Shares:
Sold .......................................         --
Issued as reinvestment of dividends ........         --
Redeemed ...................................         --
                                                ----------
Net increase ...............................         --
                                                ==========
Class C Shares:
Sold .......................................         --
Issued as reinvestment of dividends ........         --
Redeemed ...................................         --
                                                ----------
Net increase ...............................         --
                                                ==========
Class K Shares:
Sold .......................................         --
Issued as reinvestment of dividends ........         --
Redeemed ...................................         --
                                                ----------
Net increase/(decrease) ....................         --
                                                ==========
Class Y Shares:
Sold .......................................     2,936,217
Issued as reinvestment of dividends ........           569
Redeemed ...................................        (2,718)
                                                ----------
Net increase/(decrease) ....................     2,934,068
                                                ==========

(a) The Munder International Bond Fund Class A Shares and Class Y
Shares
    commenced operations on October 17, 1996 and October 2, 1996, respectively.

See Notes to Financial Statements.




Munder International Bond Fund
Financial Highlights, For a Share Outstanding Throughout The
Period(e)

                                                                 A
Shares         Y Shares
                                                                 -
------------   --------------

Period          Period

Ended           Ended

12/31/96(a,d)   12/31/96 (a,d)

(Unaudited)     (Unaudited)
                                                                 -
------------   ---------------
Net asset value, beginning of period .........................
$ 9.98         $   10.00

------         ---------
Income from investment operations:
Net investment income ........................................
0.08              0.10
Net realized and unrealized gain on investments ..............
0.18              0.14

------         ---------
Total from investment operations .............................
0.26              0.24

------         ---------
Less distributions:
Dividends from net investment income .........................
(0.08)            (0.08)

------         ---------
Total distributions ..........................................
(0.08)            (0.08)

------         ---------
Net asset value, end of period ...............................
$10.16         $   10.16

======         =========
Total return (b) .............................................
2.59%             2.43%

======         =========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) .........................
$   15           $29,820
Ratio of operating expenses to average net assets ............
1.10%(c)          0.85%(c)
Ratio of net investment income to average net assets .........
3.68%(c)          3.93%(c)
Portfolio turnover rate ......................................
31%               31%
Ratio of operating expenses to average net assets without
  waivers ....................................................
1.10%(c)          0.85%(c)
Net investment income per share without waivers ..............
$ 0.08           $  0.10

(a) The Munder International Bond Fund Class A Shares and Class Y
Shares
    commenced operations on October 17, 1996 and October 2, 1996, respectively.

(b) Total return represents aggregate total return for the period indicated
    and does not reflect any applicable sales charges.

(c) Annualized.

(d) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

(e) The Fund is authorized to issue Class B Shares and Class C
Shares. As of
    December 31, 1996, the Fund had not commenced selling Class B
Shares and
    Class C Shares.

See Notes to Financial Statements.





The Munder Funds
Notes To Financial Statements, December 31, 1996 (Unaudited)

1. Organization and Significant Accounting Policies

      The Munder Funds, Inc. ("MFI") is registered under the
Investment
Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company, which was organized as a Maryland corporation on November 18, 1992.
The Munder Funds Trust ("MFT") is registered under the 1940 Act as an open-end investment company, which was organized as a Massachusetts business trust on August 30, 1989. MFI and MFT consist of 24 portfolios currently in operation. Information presented in these financial statements pertains only to the Income and the Money Market Funds set forth below (each a "Fund", and collectively, the "Munder Funds"). The financial statements for the remaining funds of MFI and MFT are presented under separate covers.



            MFI:
            Income Fund
            Munder International Bond Fund

            Money Market Fund
            Munder Money Market Fund

            MFT:
            Income Funds
            Munder Bond Fund
            Munder Intermediate Bond Fund
            Munder U.S. Government Income Fund
            Munder Michigan Triple Tax-Free Bond Fund
            Munder Tax-Free Bond Fund
            Munder Tax-Free Intermediate Bond Fund

            Money Market Funds
            Munder Cash Investment Fund
            Munder Tax-Free Money Market Fund
            Munder U.S. Treasury Money Market Fund


      The Income Funds offer five classes of shares -- Class A,
Class B,
Class C, Class K and Class Y Shares. The Money Market Funds of MFT offer three classes of shares -- Class A, Class K and Class Y Shares. The Munder
Money Market Fund offers four classes of shares -- Class A, Class B, Class C and Class Y Shares. The Financial Highlights of Class K Shares of the Munder
Funds are presented in a separate semi-annual report. Each Fund is classified as a diversified management investment company under the 1940 Act, other than the Munder Tax-Free Intermediate Bond Fund, Munder Michigan Triple Tax-Free
Bond Fund and Munder International Bond Fund which are classified as non-diversified.

      The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

      Security Valuation: With respect to the Income Funds, securities
(including financial futures, if any) traded on a recognized stock exchange or on the NASDAQ National Market System ("NASDAQ") are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market as of the close of business on the date of the valuation. Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Restricted securities and securities and assets for which market quotations are not readily available, are valued at fair value by the advisor, under the supervision of the Boards of Trustees and Directors. Portfolio securities primarily traded on the
London Stock Exchange are generally valued at the mid-price between the current bid and asked prices. Portfolio securities that are primarily traded on foreign securities exchanges, other than the London Stock Exchange, are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined through the consideration of other factors by or under the direction of the Boards of
Trustees and Directors. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, unless the Boards of Directors and Trustees determines that such valuation does not constitute fair value at that time. Under this method, such securities are valued initially at cost on the date of purchase (or on the 61st day before maturity). Debt securities in the Money Market Funds are also valued on an amortized cost basis, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Money Market Funds is performed pursuant to procedures established by the Boards of Trustees and Directors. Each Money
Market Fund seeks to maintain a net asset value per share of $1.00.

      Forward Foreign Currency Contracts: The Munder International Bond Fund may engage in forward foreign currency contracts in an effort to reduce the level of volatility caused by changes in foreign currency exchange rates. The
Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Funds currency exposure. Forward foreign currency contracts are valued at the exchange rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

      Foreign Currency: The books and records of the Munder
International
Bond Fund are maintained in United States ("U.S.") dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the exchange rates prevailing at the end of the period.
Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) of foreign currency and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment security transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

      Repurchase Agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the
Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest.
In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the Fund seeks to assert its rights. The
Munder Funds' investment advisor, acting under the supervision of the Boards of Trustees and Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements to evaluate potential risks.

      Security Transactions and Investment Income: Security transactions are recorded on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. General expenses of the Munder Funds are allocated to each Fund based upon relative net assets of each Fund. Operating expenses of each Fund directly attributable to a class of shares are charged to that class' operations. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes based on the relative average net assets of each class.

      Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued purchase commitments.

      Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly by the Income Funds
(excluding the Munder International Bond Fund for which dividends are declared and paid quarterly); declared daily and paid monthly by the Money
Market Funds. Each Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole.

      As determined at June 30, 1996, permanent differences resulting from different book and tax accounting for organizational costs, net operating losses, different book and tax accounting for currency gains and losses and market discount of certain debt instruments were reclassified to paid-in capital at year end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

      Federal Income Taxes: Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the
Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.






2. Investment Advisor, Administrator, Custodian, Transfer Agent and Other
   Related Party Transactions

      Munder Capital Management (the "Advisor"), an independent investment management firm, serves as each Fund's advisor. For its advisory services, the Advisor is entitled to receive from each Fund a fee, computed daily and payable monthly, based on the average daily net assets of the respective
Fund, at the following annual rates:

                                                            Fees
on

Average
                                                           Daily
Net

Assets
                                                        ----------
----
The Income Funds ....................................        0.50%
The Money Market Funds (excluding Munder Money Market
  Fund) .............................................        0.35%
Munder Money Market Fund ............................        0.40%

      The Advisor voluntarily waived a portion of its advisory fees for the
Munder Michigan Triple Tax-Free Bond Fund, payable by the Fund, for the period ended December 31, 1996, as reflected in the Statement of Operations.

      First Data Investor Services Group, Inc. ("First Data") (the "Administrator"), serves as the Munder Funds' administrator and assists in all aspects of their administration and operations. First Data also serves as the Munder Funds' transfer agent and dividend disbursing agent ("Transfer
Agent").

      As compensation for its services, the Administrator and Transfer Agent are entitled to receive a fee, based on the aggregate average daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor and for which First Data provides services, computed daily and payable monthly, at an annual rate of 0.12% of the first $2.8 billion of net assets, plus 0.105% of the next $2.2 billion of net assets, plus 0.10% of all net assets in excess of $5 billion with respect to the Administrator; and
0.02% of the first $2.8 billion of net assets, plus 0.015% of the next $2.2 billion of net assets, plus 0.01% of net assets in excess of $5 billion with respect to the Transfer Agent. Administration fees payable by the Funds and certain other investment portfolios advised by the Advisor are subject to a minimum annual fee of $1.2 million to be allocated among each series and class thereof. The Transfer Agent and Administrator are also entitled to reimbursement for out-of-pocket expenses. The Administrator has entered into a Sub-Administration Agreement with Funds Distributor, Inc. ("FDI" or the
"Distributor") under which FDI provides certain administrative services with respect to the Funds. The Administrator pays FDI a fee for these services out of its own resources at no additional cost to the Funds.

      Comerica Bank ("Comerica") provides custodial services to the Funds. As compensation for its services, Comerica is entitled to receive fees, based on the aggregate average daily net assets of the Funds and certain other investment portfolios advised by the Advisor for which Comerica provides services, computed daily and payable monthly at an annual rate of 0.03% of the first $100 million of average daily net assets, 0.02% of the next $500 million of net assets, and 0.01% of net assets in excess of $600 million.
Comerica also receives certain transaction based fees. Comerica earned
$209,113 for its services to the Income and Money Market Funds for the period ended December 31, 1996. Prior to the end of the fourth quarter of 1996,
Boston Safe Deposit and Trust Company served as the custodian of foreign securities. Morgan Stanley Trust Company ("Morgan Stanley") currently serves as the custodian of foreign securities for the Munder Funds.

      From MFI and MFT and other investment companies that are advised by the
Advisor of which they are a director or trustee, each Trustee of MFT and each
Director of MFI is paid an aggregate fee of $14,000 per year, consisting of a
$2,500 quarterly retainer for services in such capacity plus $1,000 for each meeting attended per year, plus out-of-pocket expenses incurred as a Board member. The Trustees or Directors are also reimbursed for any expenses incurred by them in connection with their duties as Trustees or Directors. No officer, director or employee of the Advisor, Comerica, Morgan Stanley, FDI or First Data currently receives any compensation from MFI or MFT.






3. Shareholder Distribution and Service Plans

      FDI serves as the distributor of the Munder Funds' shares. For the period ended December 31, 1996, the Distributor received $5,716, representing commissions (sales charges) on sales of Class A Shares of the Income Funds.
For the period ended December 31, 1996, the Distributor received
$447 in
contingent deferred sales charges from Class B and Class C Shares of the
Income Funds.

      The Munder Funds have adopted Shareholder Servicing Plans and
Distribution and Service Plans (collectively, the "Plans") pursuant to Rule
12b-1, adopted by the Securities and Exchange Commission under the 1940 Act, with respect to the Class A, Class B and Class C Shares. Under the
Plans, the
Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers and other financial institutions and organizations
(collectively, the "Service Organizations") who provide shareholder services for the Funds. The Class B and Class C Plans also permit payments to be made by the Funds to the Distributor for expenditures incurred by the Distributor in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution related services for the Funds). The Munder Funds have also adopted Shareholder Servicing Plans (the "Class K Plans") for the
Class K Shares of the Funds. Under the Class K Plans, the Munder Funds are permitted to enter into agreements with institutions that provide shareholder services to their customers. For the period ended December 31, 1996, the effective rates, as a percentage of average daily net assets, under the
Shareholder Servicing and Distribution and Servicing Plans are as follows:

                                                           Class A
Class B        Class C        Class K
                                                           Shares
Shares         Shares          Shares
                                                         12b-1
Fees     12b-1 Fees     12b-1 Fees     Service Fees
                                                        ----------
--   ------------   ------------    ------------
The Income Funds ....................................       0.25%
1.00%          1.00%          0.25%
The Money Market Funds:
Munder Cash Investment Fund .........................       0.25%
N/A            N/A           0.15%
Munder Money Market Fund ............................       0.25%
1.00%          1.00%           N/A
Munder Tax-Free Money Market Fund ...................       0.25%
N/A            N/A           0.15%
Munder U.S. Treasury Money Market Fund ..............       0.25%
N/A            N/A           0.15%

4. Securities Transactions

      For the period ended December 31, 1996, purchases and sales of securities other than short-term investments and U.S. Government securities were as follows:

                                                          Cost of
Proceeds
                                                         Purchases
from Sales
                                                        ----------
-    ------------
Munder Bond Fund ....................................
$100,935,350    $ 97,608,908
Munder Intermediate Bond Fund .......................
378,144,592     454,924,410
Munder International Bond Fund ......................
34,148,774       6,372,747
Munder U.S. Government Income Fund ..................
13,205,168      20,816,069
Munder Michigan Triple Tax-Free Bond Fund ...........
7,109,267       3,543,181
Munder Tax-Free Bond Fund ...........................
33,910,090      31,324,738
Munder Tax-Free Intermediate Bond Fund ..............
20,984,088      51,264,521







      For the period ended December 31, 1996, purchases and sales of U.S.
Government securities, excluding short-term investments were as follows:

                                                          Cost of
Proceeds
                                                         Purchases
from Sales
                                                        ----------
-    ------------

Munder Bond Fund ....................................  $
74,219,552    $ 76,182,248
Munder Intermediate Bond Fund .......................
564,481,101     556,888,757
Munder U.S. Government Income Fund ..................
173,981,588     130,795,177

      At December 31, 1996, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value for Federal income tax purposes was as follows:

                                                           Tax
Basis        Tax Basis

Unrealized       Unrealized

Appreciation     Depreciation
                                                        ----------
----   --------------
Munder Bond Fund ....................................    $
975,684      $ 1,329,374
Munder Intermediate Bond Fund .......................
1,983,361        2,035,270
Munder International Bond Fund ......................
557,840          318,618
Munder U.S. Government Income Fund ..................
2,425,252        1,989,447
Munder Michigan Triple Tax-Free Bond Fund ...........
724,679          226,029
Munder Tax-Free Bond Fund ...........................
9,766,300           90,856
Munder Tax-Free Intermediate Bond Fund ..............
9,096,003          454,658

5. Geographic Concentration

      The Munder Tax-Free Intermediate Bond Fund and Munder
Michigan Triple
Tax-Free Bond Fund primarily invest in debt obligations issued by the State of Michigan and local governments in the State of Michigan, its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The two Funds are more susceptible to factors adversely affecting issuers of Michigan municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on or repay principal of municipal obligations held by these Funds.

      The Munder International Bond Fund primarily invests in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government securities. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the
U.S. government.

6. Organizational Costs

      Expenses incurred in connection with the organization of the Funds, including the fees and expenses of registering and qualifying their shares for distribution under Federal securities regulations, are being amortized on a straight-line basis over a period of 5 years from commencement of operations.






7. Capital Loss Carryforwards

      As determined at June 30, 1996, the following Funds had available for
Federal income tax purposes, unused capital losses as follows:

                         Fund                               Amount
Expiration
                        -----                               ------
-       ----------
Munder Bond Fund ....................................   $
857,708         2002

3,450,654         2003
Munder Intermediate Bond Fund .......................
1,509,730         2002

10,362,763         2003
Munder Michigan Triple Tax-Free Bond Fund ...........
45,660         2003
Munder Cash Investment Fund .........................
3,561         1999

1,650         2000
Munder Tax-Free Money Market Fund ...................
14,500         1998

20,091         1999

57,257         2000

39,684         2001

15,088         2002

12,291         2003

                                             PART C. OTHER
INFORMATION

Item 24. Financial Statements and Exhibits.
                  ----------------------------------------

         (a)      Financial Statements:

                  Included in Part A:

                           Unaudited  Financial  Highlights for
Class A, B, C, K
                           and Y Shares of the Munder  Micro-Cap
Equity Fund and
                           the Munder  Small-Cap  Value Fund for
the period from
                           commencement  of  operations  to April
30,  1997 are
                           filed herein.

                  Included in Part B:

                           The  following  unaudited  Financial
Statements  for
                           Class A, B, C, K and Y Shares of the
Munder Micro-Cap
                           Equity Fund and the Munder  Small-Cap
Value Fund for
                           the period from commencement
operations to April 30,
                           1997 are filed herein.

                                    Portfolio of Investments
                                    Statement of Assets and
Liabilities
                                    Statement of Operations
                                    Statement of Changes in Net
Assets
                               Statement of Changes - Capital
Stock Activity
             Financial Highlights for a Share Outstanding
Throughout the Period
                                    Notes to Financial
Statements

     (b) Exhibits (the number of each exhibit relates to the exhibit designation in Form N-1A):

         (1)      (a)      Articles of Incorporation10

                  (b)      Articles of Amendment10

                  (c)      Articles Supplementary10

     (d) Articles  Supplementary for The Munder Small-Cap Value
Fund, The Munder
Equity Selection Fund, The Munder Micro-Cap Equity Fund, and the
NetNet Fund11

     (e) Articles Supplementary for The Munder Short Term Treasury
Fund12

     (f) Articles Supplementary for The Munder All-Season
Conservative Fund, The
Munder All-Season Moderate Fund and The Munder All-Season
Aggressive Fund13

                  (g)      Articles  Supplementary  with  respect
to  the  name
                           changes of The Munder All-Season
Conservative  Fund,
                           The Munder  All-Season  Moderate  Fund
and The Munder
                           All-Season  Aggressive Fund to The
Munder  All-Season
                           Maintenance Fund, The Munder  All-
Season  Development
                           Fund and The Munder All-Season
Accumulation Fund14

     (h) Articles Supplementary for The Munder Financial Services
Fund*

         (2)               By-Laws1

         (3)               Not Applicable

         (4)               Not Applicable

     (5) (a) Form of Investment  Advisory Agreement for The Munder
Multi-Season
Growth Fund5

     (b) Form of Investment Advisory Agreement for The Munder
Money Market Fund5

     (c) Form of Investment Advisory Agreement for The Munder Real
Estate Equity
Investment Fund5

     (d) Investment Advisory Agreement for The Munder Value Fund8

     (e) Investment Advisory Agreement for The Munder Mid-Cap
Growth Fund8

     (f) Form of Investment Advisory Agreement for The Munder
International Bond
Fund10

     (g) Form of Investment Advisory Agreement for the NetNet
Fund9

     (h) Form of Investment  Advisory  Agreement for The Munder
Small-Cap Value
Fund10

     (i) Form of Investment  Advisory  Agreement for The Munder
Micro-Cap Equity
Fund10

     (j) Form of Investment  Advisory  Agreement for The Munder
Equity Selection
Fund10

     (k)  Form of  Investment  Advisory  Agreement  for The
Munder  Short  Term
Treasury Fund12

     (l)  Form  of  Investment  Advisory  Agreement  for The
Munder  All-Season
Conservative Fund, The Munder All-Season Moderate Fund and The
Munder All-Season
Aggressive Fund13

     (m) Form of Investment Advisory Agreement for The Munder
Financial Services
Fund*

         (6)      (a)      Underwriting Agreement8

     (b) Notice to Underwriting  Agreement with respect to The
Munder Value Fund
and The Munder Mid-Cap Growth Fund8

     (c)  Notice  to   Underwriting   Agreement   with  respect
to  The  Munder
International Bond Fund8

     (d) Notice to Underwriting  Agreement with respect to The
Munder  Small-Cap
Value Fund, The Munder Equity  Selection Fund, The Munder Micro-
Cap Equity Fund,
and the NetNet Fund10

     (e) Form of Notice to Underwriting Agreement with respect to the Munder
Short Term Treasury Fund12

     (f) Form of  Distribution  Agreement with respect to The
Munder  All-Season
Conservative Fund, The Munder All-Season Moderate Fund and The
Munder All-Season
Aggressive Fund13

     (g) Form of  Distribution  Agreement  with respect to The
Munder  Financial
Services Fund*

         (7)               Not Applicable

         (8)      (a)      Form of Custodian Contract8

     (b) Notice to Custodian  Contract with respect to The Munder
Value Fund and
The Munder Mid-Cap Growth Fund8

     (c) Notice to Custodian  Contract with respect to the Munder
International
Bond Fund8

     (d) Notice to Custodian Contract with respect to The Munder
Small-Cap Value
Fund, The Munder Equity Selection Fund, The Munder Micro-Cap
Equity Fund and the
NetNet Fund10

     (e) Form of Notice to the Custodian Contract with respect to The Munder
Short Term Treasury Fund12

                  (f)      Form of Sub-Custodian Agreement13

     (g) Form of Notice to the Custody Agreement with respect to The Munder
All-Season Conservative Fund, The Munder All-Season Moderate Fund and The Munder
All-Season Aggressive Fund13

     (h) Form of Amendment to the Custodian Agreement with respect to The Munder
Financial Services Fund*

         (9)      (a)      Transfer Agency and Service Agreement8

     (b) Notice to Transfer Agency and Service Agreement with respect to the
Munder Value Fund and the Munder Mid-Cap Growth Fund8

     (c) Notice to Transfer Agency and Service Agreement with respect to the
Munder International Bond Fund8

     (d) Notice to Transfer Agency and Service Agreement with respect to The
Munder  Small-Cap  Value Fund,  The Munder  Equity  Selection
Fund,  The Munder
Micro-Cap Equity Fund and the NetNet Fund10

     (e) Form of Notice to Transfer Agency and Service Agreement with respect to
The Munder Short Term Treasury Fund12

     (f) Form of Amendment to the Transfer  Agency and Registrar
Agreement with
respect to The  Munder  All-Season  Conservative  Fund,  The
Munder  All-Season
Moderate Fund and The Munder All-Season Aggressive Fund13

     (g) Form of Amendment to the Transfer  Agency and Registrar
Agreement with
respect to The Munder Financial Services Fund*

                  (h)      Administration Agreement8

     (i) Notice to Administration Agreement with respect to The
Munder Value and
The Munder Mid-Cap Growth Fund8

     (j)  Notice  to  Administration   Agreement  with  respect
to  The  Munder
International Bond Fund8

     (k) Notice to Administration Agreement with respect to The
Munder Small-Cap
Value Fund, The Munder Equity  Selection Fund, The Munder  Micro-
Cap Equity Fund
and the NetNet Fund10

     (l) Form of Notice to Administration Agreement with respect to The Munder
Short Term Treasury Fund12

     (m) Form of Amendment to the Administration Agreement with respect to The
Munder All-Season Conservative Fund, The Munder All-Season
Moderate Fund and The
Munder All-Season Aggressive Fund13

     (n) Form of Amendment to the Administration Agreement with respect to The
Munder Financial Services Fund*

     (10) (a) Opinion and Consent of Counsel with respect to The Munder
Multi-Season Growth Fund2

     (b) Opinion and Consent of Counsel  with respect to The
Munder Money Market
Fund4

     (c) Opinion and Consent of Counsel  with  respect to The
Munder Real Estate
Equity Investment Fund3

     (d) Opinion and Consent of Counsel with respect to the Munder Value Fund and The Munder Mid-Cap Growth Fund8

     (e) Opinion and Consent of Counsel with respect to the Munder
International
Bond Fund8

     (f) Opinion and Consent of Counsel with respect to the NetNet
Fund9

     (g) Opinion and Consent of Counsel with respect to the Munder Small-Cap
Value Fund, the Munder Equity  Selection Fund, and the Munder
Micro-Cap  Equity
Fund11

     (h) Opinion and Consent of Counsel with respect to Munder Short Term
Treasury Fund12

     (i) Opinion and Consent of Counsel  with  respect to The
Munder  All-Season
Conservative Fund, The Munder All-Season Moderate Fund and The
Munder All-Season
Aggressive Fund14

     (j)  Opinion and Consent of Counsel  with  respect to The
Munder  Financial
Services Fund*

         (11)     (a)      Consent of Ernst & Young LLP11

                  (b)      Consent of Arthur Andersen LLP7

     (c) Letter of Arthur Andersen LLP regarding change in independent auditor required by Item 304 of Regulation S-K7

                  (d)      Powers of Attorney13

     (e) Certified Resolution of Board authorizing signature on behalf of
Registrant pursuant to power of attorney14

         (12)              Not Applicable

         (13)              Initial Capital Agreement2

         (14)              Not Applicable

     (15) (a)  Service  Plan for The  Munder  Multi-Season  Growth
Fund Class A
Shares5

     (b) Service and Distribution Plan for The Munder  Multi-
Season  Growth Fund
Class B Shares5

     (c) Service and Distribution Plan for The Munder  Multi-
Season  Growth Fund
Class D Shares5

     (d) Service Plan for The Munder Money Market Fund Class A
Shares5

     (e) Service and Distribution  Plan for The Munder Money
Market Fund Class B
Shares5

     (f) Service and Distribution  Plan for The Munder Money
Market Fund Class D
Shares5

     (g) Service Plan for The Munder Real Estate Equity
Investment Fund Class A
Shares5

     (h)  Service  and  Distribution  Plan for The  Munder  Real
Estate  Equity
Investment Fund Class B Shares5

     (i)  Service  and  Distribution  Plan for The  Munder  Real
Estate  Equity
Investment Fund Class D Shares5

     (j) Form of Service Plan for The Munder  Multi-Season  Growth
Fund Investor
Shares6

     (k) Form of Service Plan for Class K Shares of The Munder
Funds, Inc.10

     (l) Form of Service Plan for Class A Shares of The Munder
Funds, Inc.10

     (m) Form of Distribution and Service Plan for Class B Shares for The Munder
Funds, Inc.10

     (n) Form of Distribution and Service Plan for Class C Shares for The Munder
Funds, Inc.10

     (o) Form of Distribution and Service Plan for the NetNet
Fund9

     (16) Schedule for Computation of Performance Quotations12

         (17) (a)  Financial  Data  Schedules  relating to the
Munder  Micro-Cap
Equity Fund and the Munder Small-Cap Value Fund are filed herein.


         (18)              Form of Amended and Restated Multi-
Class Plan13

     --------------------------------

     1. Filed in Registrant's initial Registration Statement on November 18,
1992 and incorporated by reference herein.

     2. Filed in Pre-Effective Amendment No. 2 to the Registrant's
Registration
Statement on February 26, 1993 and incorporated by reference herein.

     3. Filed in Post-Effective Amendment No. 7 to the
Registrant's Registration
Statement on August 26, 1994 and incorporated by reference herein.

     4. Filed in Post-Effective Amendment No. 2 to the
Registrant's Registration
Statement on July 9, 1993 and incorporated by reference herein.

     5. Filed in Post-Effective Amendment No. 8 to the
Registrant's Registration
Statement on February 28, 1995 and incorporated by reference herein.

     6. Filed in Post-Effective Amendment No. 9 to the
Registrant's Registration
Statement on April 13, 1995 and incorporated by reference herein.

     7.  Filed  in   Post-Effective   Amendment  No.  12  to  the
Registrant's
Registration Statement on August 29, 1995 and incorporated by reference herein.

     8.  Filed  in   Post-Effective   Amendment  No.  16  to  the
Registrant's
Registration Statement on June 25, 1996 and incorporated by reference herein.

     9.  Filed  in   Post-Effective   Amendment  No.  17  to  the
Registrant's
Registration Statement on August 9, 1996 and incorporated by reference herein.

     10.  Filed  in   Post-Effective   Amendment  No.  18  to  the
Registrant's
Registration Statement on August 14, 1996 and incorporated by reference herein.

     11.  Filed  in   Post-Effective   Amendment  No.  20  to  the
Registrant's
Registration Statement on October 28, 1996 and incorporated by reference herein.

     12.  Filed  in   Post-Effective   Amendment  No.  21  to  the
Registrant's
Registration Statement on December 13, 1996 and incorporated by reference herein.

     13.  Filed  in   Post-Effective   Amendment  No.  23  to  the
Registrant's
Registration Statement on February 18, 1997 and incorporated by reference herein.

     14.  Filed  in   Post-Effective   Amendment  No.  25  to  the
Registrant's
Registration Statement on May 14, 1997 and incorporated by reference herein.

Item 25. Persons Controlled by or Under Common Control with
Registrant.
                  ------------------------------------------------
--

                  Not Applicable

Item 26. Number of Holders of Securities.
                  -------------------------------

                  As of May 13, 1997, the number of shareholders of record of each Class of shares of each Series of the Registrant that was offered as of that date was as follows:


                                                     Class A
Class B        Class C      Class K      Class Y

------------------------------------------------------------------
---------------------

Munder Multi-Season Growth Fund                        468
1661           39           139          147
Munder Money Market Fund                                14
16            7             0           75
Munder Real Estate Equity                               47
52           24             3           51
  Investment Fund
Munder Mid-Cap Growth Fund                              13
19            3             2           24
Munder Value Fund                                       44
27            8             2           61
Munder International Bond Fund                           3
1            1             2            9
Munder Small-Cap Value Fund                             18
11            8             2           58
Munder Micro-Cap Equity Fund                            12
25            2             2           49
Munder Equity Selection Fund                             1
1            1             1            1
Munder Short Term Treasury Fund                          2
2            1             3            6
Munder All-Season Maintenance Fund                       1
1            0             0            2
Munder All-Season Development Fund                       2
1            0             0            4
Munder All-Season Accumulation Fund                      1
1            0             0           19

NetNet Fund - as of May 13, 1997, the NetNet Fund had 98 accounts open.


Item 27. Indemnification.
                  -------------------

                  Article  VII,  Section  7.6 of the  Registrant's
Articles  of
Incorporation  ("Section  7.6")  provides  that the  Registrant, including  its
successors  and assigns,  shall  indemnify  its  directors and officers and make
advance  payment of related  expenses to the fullest  extent permitted,  and in
accordance  with the  procedures  required,  by the General Laws of the State of
Maryland and the Investment Company Act of 1940. Such
indemnification  shall be
in addition to any other right or claim to which any director, officer, employee
or agent may otherwise be entitled. In addition,  Article VI of the Registrant's
By-laws provides that the Registrant shall indemnify its employees and/or agents
in any manner as shall be  authorized  by the Board of Directors and within such
limits as permitted  by  applicable  law.  The Board of Directors may take such
action as is  necessary  to carry out these  indemnification provisions  and is
expressly  empowered  to  adopt,  approve  and  amend  from  time to  time  such
resolutions  or  contracts   implementing   such   provisions  or
such  further
indemnification arrangements as may be permitted by law. The Registrant may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Registrant or is serving at the request of the Registrant as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Registrant would have had the power to indemnify against such liability. The rights provided by Section 7.6 shall be enforceable against the Registrant by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated therein.

                  Insofar as indemnification  for liabilities
arising under the
Securities Act of 1933, as amended, may be permitted to directors, officers and
controlling  persons of the Registrant by the Registrant  pursuant to the Fund's
Articles of  Incorporation,  its By-Laws or otherwise,  the
Registrant is aware
that  in  the  opinion  of  the   Securities  and  Exchange
Commission,   such
indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28. Business and Other Connections of Investment Advisor.
                  ------------------------------------------------
------------

                                             Munder Capital
Management
                                      ----------------------------
----------


Position
         Name                                             with
Adviser
         ---------                                       ---------
--------

         Old MCM, Inc.
Partner

         Munder Group LLC
Partner

         WAM Holdings, Inc.
Partner

         Woodbridge Capital Management, Inc.
Partner

         Lee P. Munder
President and Chief

Executive Officer

         Leonard J. Barr, II                              Senior
Vice President
                                                          and
Director of
                                                          Research

         Ann J. Conrad                                    Vice
President and
                                                          Director
of Special
                                                          Equity
Products

         Clark Durant                                   Vice
President and Co-
                                                        Director
of The
                                                        Private
Management Group

         Terry H. Gardner                              Vice
President and Chief
                                                       Financial
Officer

         Elyse G. Essick                                Vice
President and
                                                        Director
of Client
                                                        Services

         Sharon E. Fayolle                             Vice
President and
                                                       Director of
Money Market
                                                       Trading

         Otto G. Hinzmann                               Vice
President and
                                                        Director
of Equity
                                                        Portfolio
Management

         Anne K. Kennedy                                Vice
President and
                                                        Director
of Corporate
                                                        Bond
Trading


         Richard R. Mullaney                            Vice
President and
                                                        Director
of The Private
                                                        Management
Group

         Ann F. Putallaz                                Vice
President and
                                                        Director
of Fiduciary
                                                        Services

         Peter G. Root                                  Vice
President and
                                                        Director
of Government
                                                        Securities
Trading

         Lisa A. Rosen                                  General
Counsel and
                                                        Director
of Mutual
                                                        Fund
Operations

         James C. Robinson                             Executive
Vice President
                                                       and Chief
Investment

Officer/Fixed Income

         Gerald L. Seizert                             Executive
Vice President
                                                       and Chief
Investment

Officer/Equity

         Paul D. Tobias                                Executive
Vice President
                                                       and Chief
Operating
                                                       Officer

     For further  information  relating to the  Investment
Adviser's  officers,
reference is made to Form ADV filed under the Investment Advisers
Act of 1940 by
Munder Capital Management. SEC File No. 801-32415.

Item 29. Principal Underwriters.
                  ---------------------------

     (a) Funds Distributor,  Inc. ("FDI"),  located at 60 State
Street,  Boston,
Massachusetts 02109, is the principal underwriter of the Funds. FDI is an indirectly wholly-owned subsidiary of Boston Institutional Group, Inc. a holding company, all of whose outstanding shares are owned by key employees. FDI is a broker dealer registered under the Securities Exchange Act of 1934, as amended.
FDI acts as principal underwriter of the following investment companies other than the Registrant:

  Harris Insight Funds Trust                        Fremont Mutual
Funds, Inc.
  The Munder Funds Trust                            RCM Capital
Funds, Inc.
  St. Clair Funds, Inc.                             Monetta Fund,
Inc.
  The Munder Framlington Funds Trust                Monetta Trust
  BJB Investment Funds                              Burridge Funds
  The PanAgora Institutional Funds                  The JPM Series
Trust
  RCM Equity Funds, Inc.                            The JPM Series
Trust II
  Waterhouse Investors Cash Management Fund, Inc.   HT Insight
Funds, Inc.
  LKCM Fund                                          d/b/a Harris
Insight Funds
  The JPM Pierpont Funds                            The Brinson
Funds
  The JPM Institutional Funds                       WEBS Index
Fund, Inc.
  The Skyline Funds

     (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.

 Director, President and Chief Executive Officer       - Marie E.
Connolly
 Executive Vice President                              - Richard
W. Ingram
 Executive Vice President                              - Donald R.
Robertson
 Senior Vice President, General Counsel,               - John E.
Pelletier
 Secretary and Clerk
 Senior Vice President                                 - Michael
S. Petrucelli
 Director, Senior Vice President, Treasurer and        - Joseph F.
Tower, III
 Chief Financial Officer
 Senior Vice President                                 - Paula R.
David
 Senior Vice President                                 - Bernard
A. Whalen
 Director                                              - William
J. Nutt

         (c)      Not Applicable

Item 30. Location of Accounts and Records.
                  ------------------------------------------

                  The  account  books  and  other   documents
required  to  be
maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

                  (1)      Munder Capital  Management,  480 Pierce
Street or 255
                           East  Brown  Street,   Birmingham,
Michigan   48009
                           (records  relating  to  its  function
as  investment
                           advisor)

                  (2)      First Data Investor  Services  Group,
Inc., 53 State
                           Street,  Exchange Place, Boston,
Massachusetts 02109
                           or 4400 Computer  Drive,  Westborough,
Massachusetts
                           01581   (records   relating  to  its
functions   as
                           administrator and transfer agent)

     (3) Funds Distributor,  Inc., 60 State Street, Boston,
Massachusetts 02109
(records relating to its function as distributor)

     (4) Comerica Bank, 1 Detroit Center, 500 Woodward Avenue,
Detroit, Michigan
48226 (records relating to its function as custodian)


Item 31. Management Services.
                  --------------------------

                  Not Applicable


Item 32. Undertakings.
                  ----------------

         (a)      Not Applicable

         (b) Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a
                  Director or Directors when requested to do so by the holders of at least  10% of the  Registrant's
outstanding  shares  of
                  common stock and in connection with such meeting to comply with the  shareholders'  communications
provisions of Section
                  16(c) of the Investment Company Act of 1940.

         (c) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest
                  annual report to shareholders upon request and without charge.

         (d)      Not Applicable.

                                                    SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 27 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of
1933, as amended, and the Registrant has duly caused this Post-Effective
Amendment No. 27 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the
26th day of June, 1997.

                                        The Munder Funds, Inc.

                                        By:          *
                                                 Lee P. Munder

*By:  _/s/ Julie A. Tedesco
       Julie A. Tedesco
       as Attorney-in-Fact

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

         Signatures                  Title
Date


    *                               President and Chief       June
26, 1997
-------------------------
Lee P. Munder                       Executive Officer


    *                               Director                  June
26, 1997
--------------------------
Charles W. Elliott


    *                               Director                  June
26, 1997
-------------------------
Joseph E. Champagne


    *                               Director                  June
26, 1997
-------------------------
Arthur DeRoy Rodecker


    *                               Director                  June
26, 1997
-------------------------
Jack L. Otto


    *                               Director                  June
26, 1997
-------------------------
Thomas B. Bender


    *                               Director                  June
26, 1997
-------------------------
Thomas D. Eckert




    *                               Director                  June
26, 1997
-------------------------
John Rakolta, Jr.


    *                               Director                  June
26, 1997
-------------------------
David J. Brophy


    *                               Vice President,           June
26, 1997
-------------------------
Terry H. Gardner                    Treasurer and
                                    Chief Financial
                                    Officer


*        By:      /s/ Julie A. Tedesco
                  Julie A. Tedesco
                  as Attorney-in-Fact



     * The Powers of Attorney are incorporated by reference to Post-Effective
Amendment No. 23 filed with the Securities  and Exchange
Commission on February
18, 1997.

                                                   EXHIBIT INDEX


         Exhibit                    Description

     17(a) Financial Data Schedules relating to the Munder Micro-
Cap Equity Fund
and Munder Small-Cap Value Fund.